SEMI-ANNUAL
REPORT




[LOGO]
RSI RETIREMENT TRUST

CORE EQUITY FUND
VALUE EQUITY FUND
EMERGING GROWTH EQUITY FUND
INTERNATIONAL EQUITY FUND
ACTIVELY MANAGED BOND FUND
INTERMEDIATE-TERM BOND FUND
SHORT-TERM INVESTMENT FUND
DEDICATED BOND FUND


1997

   BROKER/DEALER

      [LOGO]

  RETIREMENT SYSTEM
  Distributors Inc.

    P.O. Box 2064
 Grand Central Station
New York, NY 10163-2064

TABLE OF CONTENTS
------------------------------------------------------

President's Message......................................................          1
Investment Review........................................................          2
Financial Statements of Investment Funds.................................          9
    Core Equity Fund.....................................................         11
    Value Equity Fund....................................................         15
    Emerging Growth Equity Fund..........................................         19
    International Equity Fund............................................         25
    Actively Managed Bond Fund...........................................         30
    Intermediate-Term Bond Fund..........................................         36
    Short-Term Investment Fund...........................................         41
Notes to Financial Statements............................................         44
Officers, Consultants, Investment Managers,
  Custodians, Distributor, Transfer Agent................................         63
Board of Trustees........................................................         64

[LOGO]
   is a registered trademark of Retirement System Group Inc.
This Semi-Annual Report is unaudited.

PRESIDENT'S MESSAGE
                 To Our Unitholders:

                 During the six-month period ended March 31, 1997, the trend that has been prevalent during the past few years--moderate economic growth, fluctuating interest rates, favorable inflation rates, heavy corporate stock repurchases and massive cash inflows by mutual fund investors--continued unabated.

                     Equity markets showed ongoing strength, with strong returns in the first quarter of the fiscal year, followed by more volatile results in the second quarter. The S&P 500, for example, a representative index of the U.S. broad equity market, rose 11.24% for the entire period (8.42% and 2.61%, respectively, for the last two quarters). Second quarter volatility was also apparent in the Russell 2000, a small cap index, which ended the six-month period down 0.24%, and down 5.17% for the three months ended March 31, 1997. Fixed-income markets, affected by the continuing strong economic growth and concerns about higher inflation and the resulting upward movement in interest rates, experienced negative returns in the second quarter of the fiscal year, but still finished the six months ended March 31, 1997 with positive results.

                     The Trust's funds performed respectably during this period, with three funds outperforming their respective Lipper benchmarks. In fact, the Value Equity Fund outpaced its performance benchmark by more than four percentage points.

                     On behalf of the Board of Trustees, I'd like to thank our
                 unitholders for choosing RSI Retirement Trust to help meet your retirement savings goals.

                                               Sincerely,

                                                          [SIG]

                                               William Dannecker
                                               President and Trustee

INVESTMENT REVIEW
                 EQUITY FUNDS

                 For the first six months of fiscal year 1997, the domestic equity market indices (principally for large cap stocks) showed substantial strength in the fourth quarter 1996 and modest strength for the first quarter 1997. For the full period, the Dow Jones Industrial Average (DJIA) reflected the highest gains at 13.17%. During this period, cyclical stocks were generally in favor and the DJIA benefited accordingly, since this index contains a number of cyclical stocks. The S&P 500, a representative index of the U.S. broad equity market, rose 11.24% for the period (8.42% and 2.61%, respectively, for the last two quarters).

                     Large cap growth stocks, as measured by the Russell 1000
                 Growth Index, were more sensitive to investor sentiment, which became more bearish in the first quarter of 1997, and returned 6.61% (6.04% of the return coming in the fourth quarter 1996). The Russell 2000, a small capitalization index, was one of the worst performing indices at -0.24% for the last six months, and down 5.17% for the trailing three months ended March 31, 1997. (For the six-month period, the Russell 2000 Growth Index, however, was down 10.25%, and reflected a -10.49% result for the most recent quarter.)

                     Value-oriented stocks (traditionally, stocks selling at low
                 p/e's, low price/book ratios and/or high dividend yields) performed well over the past six months. The representative index for this investment discipline, the Russell 1000 Value Index, returned 12.79% (9.98% for the fourth quarter 1996 and 2.56% for the first quarter 1997). Non-U.S. stock markets, as measured by the MSCI EAFE Index, reflected positive returns for the first quarter of fiscal year 1997 and negative results for the second quarter, finishing the half-year period at break-even.

                     Moderate economic growth, low inflation rates, favorable
                 interest rates, heavy corporate stock repurchases and substantial cash inflow by mutual fund investors have propelled the stock market over the past few years. Thus far in fiscal year 1997, this trend has continued (as was the case for the first half year of fiscal year 1996). Corporate earnings have benefited from productivity gains from technological innovations, downsizing of costs, and the improved competitive position of U.S. companies, in spite of a rising dollar.

                     Economic growth (Gross Domestic Product, or "GDP") was
                 strong, growing at an annualized rate of 3.8% for the fourth quarter 1996. The momentum continued for the first quarter of 1997.

                     Assuming a 2% to 3% GDP pace, on average, the key to future earnings growth will be the interaction of productivity gains and product price increases versus higher wage and raw material costs. The extent of recovery in foreign economies will also play a major role. Looking to the future, meaningful stock market gains would seem to depend upon no substantial increases in interest rates and the continuation of earnings growth momentum. Also, ongoing share repurchases should continue to help stock prices. Conversely, market volatility risk could increase if higher interest rates accompanied by profit pressures develop, particularly if strong cash flow trends into equity mutual funds moderate significantly. Subsequent to March 31, 1997, interest rates have continued to fluctuate and the equity markets have been very volatile as a result, with the small capitalization company indices being the most affected to date.

                     For the six months ended March 31, 1997, the Trust's large cap equity funds (Core and Value) turned in respectable performance results, followed by the International Equity Fund. The Emerging Growth Equity Fund was hit hardest, as small cap growth stocks faltered, and finished down 8.60%.

                 CORE EQUITY FUND

                 The Core Equity Fund posted a 7.09% return for the six months ended March 31, 1997, compared to the 8.63% return of the Lipper Growth and Income Funds Average, its performance benchmark. For the one-year period ended March 31, 1997, the Core Fund returned 18.37%, almost three percentage points higher than the 15.47% return of its Lipper benchmark. For the three years ended March 31, 1997, Core returned 21.32% per year versus the 17.89% annualized return of its benchmark. This return placed Core in the top 10% (33rd out of 341 funds) of its Lipper grouping. For the five years ended March 31, 1997, Core achieved a 16.20% annualized return, compared to the 14.21% annualized return of its benchmark, giving it a top 18% ranking (38th out of 212 funds) in its Lipper grouping. Over the longer term (since inception, 14 1/4 years ended March 31, 1997), the Core Fund achieved a 15.98% annualized return, compared to the 14.33% return of the Lipper Growth and Income Funds Average. This annualized return ranked the Core Equity Fund in the top 15% of the Lipper Growth and Income Funds grouping (12th out of 85 funds).

                     These long-term results for the Core Equity Fund have been achieved while taking less risk (as measured by standard deviation) than the overall market, as represented by the S&P
                 500. The standard deviation of return for the Fund was 13.12 versus 13.69 for the index over this 14 1/4-year period.

                 VALUE EQUITY FUND

                 The Value Equity Fund posted a 12.83% return for the fiscal year-to-date, ended March 31, 1997, outperforming the 8.63% return of its performance benchmark, the Lipper Growth & Income Funds Average, by more than four percentage points. For the one-year period ended March 31, 1997, the Value Equity returned 21.50%, again outperforming the Lipper benchmark's return of 15.47% by a substantial margin, and ranked in the top 6% of its Lipper grouping (28th out of 540 funds). For the three years ended March 31, 1997, the Fund's annualized return of 20.66% placed it in the top 15% of its Lipper grouping (50th out of 341 funds). For the five years ended March 31, 1997, the Value Equity recorded an annualized return of 14.66%, compared to the 14.21% annualized return of its benchmark. For the longer time periods, this Fund underperformed versus its Lipper benchmark.

                 EMERGING GROWTH EQUITY FUND

                 The Emerging Growth Equity Fund returned -8.60% for the six months ended March 31, 1997, while its benchmark, the Lipper Small Company Growth Funds Average, returned -4.60%. For the one-year period, the Fund posted a 5.16% return, slightly higher than the 4.67% return of its Lipper benchmark. For the three-year period ended March 31, 1997, this Fund returned 21.08% per year, placing it in the top 7% of its Lipper grouping (14th out of 227). For the five-year period ended March 31, 1997, this Fund reflected an annualized return of 19.00%, and ranked in the top 5% of its Lipper grouping (5th out of 105). Since inception (14 1/4 years ended March 31,
                 1997), the Emerging Growth Equity Fund achieved an annual return of 15.08%, outperforming the benchmark's annualized return of 12.73% for the same period. This since inception performance ranked the Fund in the top 16% of the Lipper Small Company Growth Funds grouping (3rd out of 19 funds).

                 INTERNATIONAL EQUITY FUND

                 The International Equity Fund returned 1.94% for the six-month period ended March 31, 1997, while the Lipper International Equity Funds Average was up 5.24%. For the one-year period ended March 31, 1997, the Fund returned 5.85%, while its Lipper benchmark returned 8.71%. The Fund returned 8.02%, annualized, for the three-year period ended March 31, 1997, comparing favorably to the 7.48% annualized return of its benchmark. Since inception (12 11/12 years ended March 31, 1997), the Fund had an annualized return of 12.63%, trailing the Lipper International Equity Funds Average return of 13.58% per year for this period.

                     However, it's important to note that the International
                 Equity Fund's since inception return was achieved with appreciably less risk (as measured by standard deviation) than the market, as measured by the MSCI EAFE Index. The standard deviation of return for the Fund was 14.33 versus 18.22 for the index over this time period.

                 FIXED-INCOME FUNDS

                 In the fourth quarter of 1996, inflation remained under control, as the Consumer Price Index (CPI) was up 0.5% for the period. It was a period when interest rates throughout the yield curve were declining most of the time, and a period during which the Federal Reserve (late in the quarter) was becoming more sensitive to underlying inflationary concerns as a result of the robust economy. For the longer-term portion of the yield curve, fixed-income total returns (interest plus price changes), as measured by the Lehman Brothers Aggregate Bond Index, rose 3.00% for the quarter. For the short- to intermediate-term securities (represented by the Lehman Brothers Government-Intermediate Bond Index), the total quarterly return was up 2.31%; cash equivalent-type investments (90-Day U.S. Treasury Bills) increased 1.22% for this period.

                     The first quarter of 1997 (like the first quarter of 1996)
                 reflected a turn in events--intermediate and longer-term interest rates rose substantially, with the 5-year Treasury increasing to 6.75% at quarter's end from 6.21% at December 31, 1996, and the 30-year Treasury up to 7.09% at March 31, 1997, from 6.64% at

                 December 31, 1996. On March 25, 1997, the Federal Reserve (FED) Committee increased the Federal Funds Rate by 25 basis points to 5.50%, but kept the Discount Rate unchanged at 5.00% (this was the first action taken by the FED in 14 months). Moreover, the outlook remains bright for continued strong economic growth, thereby strengthening inflationary concerns and further increases in interest rates. As a result of the conditions that prevailed during the first quarter, the bond markets reflected negative returns (the same situation that also prevailed for the first quarter of 1996), but finished the fiscal half year ended March 31, 1997 with positive results at 2.42% for the Lehman Brothers Aggregate Bond Index and 2.29% for the Lehman Brothers Government-Intermediate Bond Index. Cash equivalent-type securities (90-Day U.S. Treasury Bills) returned 1.24% for the recent quarter and 2.48% for the six months ended March 31, 1997.

                 INTERMEDIATE-TERM BOND FUND

                 For the six-month period ended March 31, 1997, the Intermediate-Term Bond Fund returned 2.42%, edging the 2.25% return of its benchmark, the Lipper Short-Intermediate (1 to 5 year maturity) U.S. Government Funds Average. Over every longer term period, as well, this Fund outperformed its Lipper benchmark. For the five-year period ended March 31, 1997, it returned 6.00% per year, compared to the 5.56% annual return of its benchmark. Since inception (14 1/4 years ended March 31, 1997), this Fund, at an annualized return of 8.96%, outperformed its benchmark by 50 basis points per year (8.96% versus 8.46%, respectively), and was the top performing fund in its Lipper grouping for this period.

                     The Intermediate-Term Bond Fund continues to emphasize
                 quality of holdings, with over 95% in U.S. Government and other AAA-rated securities. At March 31, 1997, the average maturity and average duration of all portfolio holdings was 3.2 years and 2.8 years, respectively, versus 3.8 years and 3.2 years, respectively, at the start of fiscal year 1997.

                 ACTIVELY MANAGED BOND FUND

                 The Actively Managed Bond Fund outperformed its benchmark, the Lipper U.S. Government Bond Funds Average, for every period ended March 31, 1997. For the fiscal year-to-date, the Fund returned 2.08% versus 1.82% for the Lipper benchmark. For the five-year period ended March 31, 1997, the Fund, with an annualized return of 6.98%, outpaced the benchmark's annualized return of 6.06% by 92 basis points per year, and placed in the top 19% (14th out of 75 funds) of its Lipper grouping for the same period. Since inception (14 1/4 years ended March 31, 1997), the Fund's annualized return was 9.26%, and outperformed the Lipper benchmark by .69% per year (9.26% versus 8.57%, respectively). For the period, the Fund ranked in the top 29% of the Lipper U.S. Government Bond Funds grouping (2nd out of 7 funds).

                     The Fund continues to emphasize quality of holdings, with
                 more than 95% in U.S. Government and other AAA-rated securities. At March 31, 1997, the average maturity and average duration of portfolio holdings was 8.2 years and 5.6 years, respectively, compared to 7.6 years and 5.3 years, respectively, at the start of fiscal year 1997.

                 SHORT-TERM INVESTMENT FUND

                 For the six months ended March 31, 1997, the Short-Term Investment Fund posted a return of 2.27% and trailed the 2.44% return of the Donoghue All-Taxable Money Funds Average (a representative benchmark). Since inception (14 1/4 years ended March 31, 1997), the Fund produced an annual return of 6.48%, exceeding the Donoghue benchmark's annualized return of 6.27%.

                     The Short-Term Investment Fund continues to emphasize
                 quality of holdings, with 93.5% in U.S. Government securities, 5.9% in A1+/P1 rated commercial paper, 0.3% in AA-rated securities and 0.3% in A-rated issues. The average maturity of portfolio holdings increased to 80 days at March 31, 1997, from 67 days at September 30, 1996.

                                          EQUITY FUNDS
                                   NET INVESTMENT PERFORMANCE1
                                FOR PERIODS ENDED MARCH 31, 1997

                 ---------------------------------------------------------------

                                                                                  Annualized
                                                               -------------------------------------------------
                                                                                                       Since
                                       6 Months      1 Year     3 Years     5 Years     10 Years     Inception2
                                      -----------  ----------  ----------  ----------  -----------  ------------
                   CORE EQUITY FUND         7.09%      18.37%      21.32%      16.20%       12.24%       15.98%
                   VALUE EQUITY FUND       12.83       21.50       20.66       14.66        10.42        12.53
                   Lipper Growth &
                    Income Funds
                    Average3                8.63       15.47       17.89       14.21        11.59        14.33
                   EMERGING GROWTH
                    EQUITY FUND            (8.60)       5.16       21.08       19.00        13.24        15.08
                   Lipper Small
                    Company Growth
                    Funds Average3         (4.60)       4.67       13.63       13.34        11.14        12.73
                   INTERNATIONAL
                    EQUITY FUND             1.94        5.85        8.02       10.88         6.40        12.63
                   Lipper
                    International
                    Equity Funds
                    Average3                5.24        8.71        7.48       11.17         8.70        13.58

                 1.  All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  The International Equity Fund was started on May 1, 1984.
                     The inception date for all other funds was January 1, 1983.
                 3. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 ---------------------------------------------------------------

                                       FIXED-INCOME FUNDS
                                   NET INVESTMENT PERFORMANCE1
                                FOR PERIODS ENDED MARCH 31, 1997

                 ---------------------------------------------------------------

                                                                                   Annualized
                                                                -------------------------------------------------
                                                                                                        Since
                                        6 Months      1 Year     3 Years     5 Years     10 Years     Inception2
                                      ------------  ----------  ----------  ----------  -----------  ------------
                   INTERMEDIATE-TERM
                    BOND FUND               2.42%        4.78%       5.61%       6.00%        7.20%        8.96%
                   Lipper Short-
                    Intermediate
                    (1 to 5 year
                    maturity) U.S.
                    Government Funds
                    Average3                2.25         4.38        5.11        5.56         6.97         8.46
                   ACTIVELY MANAGED
                    BOND FUND               2.08         4.28        5.93        6.98         7.42         9.26
                   Lipper U.S.
                    Government Bond
                    Funds Average3          1.82         3.48        5.27        6.06         6.75         8.57
                   SHORT-TERM
                    INVESTMENT FUND         2.27         4.65        4.67        3.83         5.49         6.48
                   Donoghue All-
                    Taxable Money
                    Fund Average4           2.44         4.92        4.91        4.10         5.55         6.27

                 1. All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  The inception date was January 1, 1983.
                 3. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 4. Reported by the Donoghue Money Fund Reporting Service. The performance results reflect an unmanaged index and are net, since expenses are applicable.
                 ---------------------------------------------------------------

FINANCIAL STATEMENTS OF INVESTMENT FUNDS
             RSI RETIREMENT TRUST
                 Combined Statement of Assets and Liabilities     March 31, 1997
                 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $450,773,959)--Note 2(A)                                 $579,868,744
  Cash                                                        1,204,091
  Receivable for investments sold                             1,825,659
  Receivable for units sold                                     716,792
  Dividends and interest receivable                           3,165,204
  Other assets                                                   58,237
  Net gain on forward foreign currency
  contracts                                                      57,665
                                                           ------------
                                                            586,896,392
LIABILITIES:
  Options written (premiums received $37,376)  $    7,738
  Payable for investments purchased             3,958,038
  Payable for units redeemed                      668,617
  Payable to investment managers                  256,513
  Accrued expenses                                548,055
  Other liabilities                                   303     5,439,264
                                               ----------  ------------
NET ASSETS--Note 5                                         $581,457,128
                                                           ------------
                                                           ------------

                 Combined Statement of Operations Six Months Ended March 31, 1997 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                   $8,739,163
    Dividends (Net of foreign taxes of
    $6,833)                                     2,743,370
                                               ----------
       Total Income                                         $11,482,533
  Expenses:
    Investment managers's fees--Note 3(A)       1,753,867
    Shareholder servicing fees and
    expenses--Note 3(B)                         1,376,847
    Custodian fees and expenses                   176,211
    Legal and auditing fees                        77,072
    Consultant fees                                36,479
    Trustees' fees and expenses--Note 3(C)        117,638
    Other                                         178,374
                                               ----------
       Total Expenses                           3,716,488
       Less fees paid indirectly--Note 4          (25,600)
       Less expense reimbursement--Note 3(A)      (59,292)
                                               ----------
       Net Expenses                                           3,631,596
                                                           ------------
INVESTMENT INCOME--NET                                        7,850,937
REALIZED AND UNREALIZED GAIN (LOSS)--Note 4:
  Net realized gain (loss) on:
    Investments                                44,311,607
    Foreign Currency Transactions                 (59,793)
                                               ----------
                                               44,251,814
                                               ----------
  Unrealized appreciation (depreciation) on:
    Investments                                (28,438,668)
    Written call options                          (18,305)
    Foreign currency translations of other
    assets and liabilities                         54,978
                                               ----------
                                               (28,401,995)
                                               ----------
NET REALIZED AND UNREALIZED GAIN                             15,849,819
                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                               $ 23,700,756
                                                           ------------
                                                           ------------

                   See Notes to Financial Statements

                 Combined Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                    Six Months
                                                                       Ended       Year Ended
                                                                      3/31/97        9/30/96
                                                                    (Unaudited)     (Audited)
                                                                   -------------  -------------
OPERATIONS
  Investment income--net                                           $   7,850,937  $  17,580,891
  Net realized gain on investments                                    44,251,814     34,031,060
  Unrealized appreciation (depreciation)                             (28,401,995)    32,838,455
                                                                   -------------  -------------
  Net increase in net assets resulting from operations                23,700,756     84,450,406
                                                                   -------------  -------------
CAPITAL TRANSACTIONS--Note 5
  Value of units sold                                                 43,434,592     91,183,749
  Value of units redeemed                                           (137,729,692)  (121,085,914)
                                                                   -------------  -------------
  Net (decrease) in net assets resulting from capital
  transactions                                                       (94,295,100)   (29,902,165)
                                                                   -------------  -------------
  Net increase (decrease)                                            (70,594,344)    54,548,241
NET ASSETS at beginning of period                                    652,051,472    597,503,231
                                                                   -------------  -------------
NET ASSETS at end of period                                        $ 581,457,128  $ 652,051,472
                                                                   -------------  -------------
                                                                   -------------  -------------

                   See Notes to Financial Statements

CORE EQUITY FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

  Shares                                          Value
-----------                                    ------------
COMMON STOCKS                  98.5%
           AEROSPACE                    5.3%
      1,100 Boeing Corp.                       $    108,487
    122,300 Lockheed Martin Corp.                10,273,200
                                               ------------
                                                 10,381,687
                                               ------------
           AUTOMOBILES                  1.0%
     62,562 Chrysler Corporation                  1,876,860
                                               ------------
           BANKING                      5.1%
     28,400 BankAmerica Corp.                     2,861,300
     32,488 Chase Manhattan Corp.                 3,041,688
     38,900 Citicorp                              4,210,925
                                               ------------
                                                 10,113,913
                                               ------------
           BUILDING PRODUCTS            3.3%
     90,500 Armstrong World
             Industries Inc.                      5,859,875
     22,000 Martin Marietta Materials               566,500
                                               ------------
                                                  6,426,375
                                               ------------
           CHEMICALS                    2.2%
     40,000 E.I. Du Pont De Nemours &
             Company                              4,240,000
                                               ------------
           COMPUTER SYSTEMS             1.1%
     16,100 International Business
             Machines Corp.                       2,211,737
                                               ------------
           DRUG AND HEALTH CARE        12.2%
    253,900 Johnson & Johnson                    13,424,963
    124,800 Merck & Company Inc.                 10,514,400
                                               ------------
                                                 23,939,363
                                               ------------
           ELECTRONICS AND
             ELECTRICAL                14.8%
     25,400 Cisco Systems Inc.*                   1,222,375
     41,600 Electronic Data Systems
             Corp.                                1,679,600
      3,700 EMC Corp.                               131,350
    115,800 Emerson Electric Company              5,211,000
     55,700 General Electric Company              5,528,225
     84,800 Hewlett Packard Corp.                 4,515,600
     77,600 Intel Corp.                          10,786,400
      1,700 Seagate Technology Inc.                  76,288
                                               ------------
                                                 29,150,838
                                               ------------
           ENERGY                      10.8%
     40,400 Amoco Corp.                           3,499,650
    138,000 Dresser Industries Inc.               4,174,500
     39,400 Royal Dutch Petroleum
             Company                              6,895,000
     61,400 Texaco Inc.                           6,723,300
                                               ------------
                                                 21,292,450
                                               ------------

  Shares                                          Value
-----------                                    ------------
           ENGINEERING AND
             CONSTRUCTION               3.3%
    123,400 Fluor Corp.                        $  6,478,500
                                               ------------
           FINANCIAL SERVICES           8.1%
    215,700 Federal National Mortgage
             Association                          7,792,163
     47,000 Morgan (J.P.) & Company
             Inc.                                 4,617,750
     25,200 Sunamerica, Inc.                        948,150
     44,400 Sunamerica, Inc. Pfd                  1,753,800
     17,200 Travelers Group, Inc.                   823,450
                                               ------------
                                                 15,935,313
                                               ------------
           FOOD AND SERVICES            0.7%
     37,100 Dole Food Company                     1,400,525
                                               ------------
           HOUSEHOLD PRODUCTS           2.1%
     35,900 Procter & Gamble Company              4,128,500
                                               ------------
           INSURANCE                    2.0%
     65,300 Allstate Corp.                        3,877,187
                                               ------------
           MACHINERY AND ENGINEERING    2.2%
      8,200 Cincinnati Milacron Inc.                153,750
     29,700 Deere & Company                       1,291,950
     66,600 Ingersoll-Rand Company                2,905,425
                                               ------------
                                                  4,351,125
           METALS AND MINING            1.8%
     15,500 Phelps Dodge Corp.                    1,133,438
     31,800 Potash Corp. of
             Saskatchewan                         2,416,800
                                               ------------
                                                  3,550,238
                                               ------------
           MISCELLANEOUS                1.7%
     29,700 Philip Morris Companies
             Inc.                                 3,389,513
                                               ------------
           MULTI INDUSTRY               2.6%
     72,500 Allied Signal Inc.                    5,165,625
                                               ------------
           OFFICE AND BUSINESS
             EQUIPMENT                  2.7%
     92,200 Xerox Corp.                           5,243,875
                                               ------------
           PHARMACEUTICALS              1.8%
     42,400 Pfizer Inc.                           3,566,900
                                               ------------
           SOFTWARE                     8.0%
        800 BMC Software, Inc.                       36,800
     50,050 Computer Associates
             International, Inc.                  1,945,694
    120,000 Informix Corp.*                       1,800,000
     38,600 Microsoft Corp.*                      3,536,725
    213,200 Oracle Systems Corp.*                 8,208,200
        700 Parametric Technology
             Corp.*                                  31,500

See Notes to Financial Statements      11

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

  Shares                                          Value
-----------                                    ------------
      5,700 Structural Dynamics
             Research*                         $    116,850
                                               ------------
                                                 15,675,769
                                               ------------
           TELECOMMUNICATIONS           5.7%
        300 ADC Telecommunications*                   8,063
    150,700 GTE Corp.                             7,026,387
     51,741 Lucent Technologies, Inc.             2,729,337
     42,000 Tellabs Inc.*                         1,512,000
                                               ------------
                                                 11,275,787
                                               ------------
Total Common and Preferred Stocks (Cost
$84,851,351)                                   $193,672,080
                                               ------------
Principal
Amount
-----------
              SHORT TERM INVESTMENTS
           REPURCHASE AGREEMENT         1.2%
$ 2,464,650 Bear Stearns & Co. Inc.
             Dated 3/31/1997 6.28%
             due 4/1/1997
             collateralized by
             $12,690,000 United
             States Treasury Strips
             due 8/15/2009 (Value
             $2,514,270)                          2,464,650
                                               ------------
Total Investments (Cost $87,316,001)   99.7%   $196,136,730
                                      ------   ------------

                                    Expiration Date
# of                                       /
Contracts                            Strike Price                     Value
---------                           ---------------                ------------
   WRITTEN COVERED CALL OPTIONS
         Intel Corp.                April 1997 /
    4                               170                            $        (50)
   10    Johnson & Johnson          July 1997 / 65                         (500)
   30    Merck & Company Inc.       April 1997 / 95                        (563)
         Microsoft Corp.            April 1997 /
   15                               115                                    (188)
         Procter & Gamble Company   April 1997 /
   20                               115                                  (6,000)
         Procter & Gamble Company   April 1997 /
   10                               125                                    (437)
                                                                   ------------
Total Options (Premiums Received $37,376)                          $     (7,738)
                                                                   ------------
Other Assets, Less Liabilities                               0.3%       601,161
                                                           ------  ------------
Net Assets                                                 100.0%  $196,730,153
                                                           ------  ------------
                                                           ------  ------------

*Denotes non-income producing security.

See Notes to Financial Statements      12

                 Statement of Assets and Liabilities  March 31, 1997 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $87,316,001)--Note 2(A)                                $196,136,730
  Receivable for units sold                                   568,477
  Dividends and interest receivable                           343,903
  Other assets                                                 12,196
                                                         ------------
                                                          197,061,306
LIABILITIES:
  Options written (premiums received $37,376)  $  7,738
  Payable for investments purchased             137,120
  Payable to investment managers                 91,214
  Accrued expenses                               95,081       331,153
                                               --------  ------------
NET ASSETS at value, applicable to 3,247,583
  outstanding units of
  beneficial interest--Note 5                            $196,730,153
                                                         ------------
                                                         ------------
NET ASSET VALUE offering and redemption price
  per unit
  ($196,730,153 divided by 3,247,583 units)              $      60.58
                                                         ------------
                                                         ------------

                 Statement of Operations         Six Months Ended March 31, 1997
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                  $1,862,186
    Interest                                    122,961
                                               --------
       Total Income                                      $  1,985,147
  Expenses:
    Investment manager's fees--Note 3(A)        567,554
    Shareholder servicing fees and
    expenses--Note 3(B)                         346,020
    Custodian fees and expenses                  21,241
    Legal and auditing fees                      10,897
    Consultant fees                               5,212
    Trustees' fees and expenses--Note 3(C)       14,753
    Other                                        34,111
                                               --------
       Total Expenses                                         999,788
                                                         ------------
INVESTMENT INCOME--NET                                        985,359
REALIZED GAIN AND UNREALIZED (LOSS) ON
  INVESTMENTS--Note 4:
  Net realized gain on investments             23,905,233
  Unrealized (depreciation) on investments     (7,825,541)
  Unrealized (depreciation) on written call
  options                                       (18,305)
                                               --------
NET REALIZED GAIN AND UNREALIZED (LOSS) ON
  INVESTMENTS                                              16,061,387
                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $ 17,046,746
                                                         ------------
                                                         ------------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                      Six Months
                                                                        Ended       Year Ended
                                                                       3/31/97       9/30/96
                                                                     (Unaudited)    (Audited)
                                                                     ------------  ------------
OPERATIONS:
  Investment income--net                                             $    985,359  $  2,854,402
  Net realized gain on investments                                     23,905,233     9,678,626
  Unrealized appreciation (depreciation) on investments                (7,825,541)   26,737,020
                                                                     ------------  ------------
  Net increase in net assets resulting from operations                 17,046,746    39,270,048
                                                                     ------------  ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                   3,994,873    17,141,226
  Value of units redeemed                                             (41,667,798)  (28,996,541)
                                                                     ------------  ------------
  Net increase (decrease) in net assets resulting from capital
    transactions                                                      (37,672,925)  (11,855,315)
                                                                     ------------  ------------
  Net increase (decrease)                                             (20,626,179)   27,414,733
NET ASSETS at beginning of period                                     217,356,332   189,941,599
                                                                     ------------  ------------
NET ASSETS at end of period                                          $196,730,153  $217,356,332
                                                                     ------------  ------------
                                                                     ------------  ------------

                   See Notes to Financial Statements

VALUE EQUITY FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

  Shares                                          Value
-----------                                    ------------

 COMMON STOCKS                 99.0%
           AEROSPACE                    2.2%
     13,400 Lockheed Martin Corp.              $  1,125,600
                                               ------------
           AUTOMOBILES                  4.3%
     31,800 Chrysler Corporation                    954,000
      5,500 General Motors Corp.                    304,563
     23,700 Snap-On Tools Inc.                      918,375
                                               ------------
                                                  2,176,938
                                               ------------
           BANKING                     12.2%
     10,400 Banc One Corp.                          413,400
     15,000 BankAmerica Corp.                     1,511,250
     16,300 Chase Manhattan Corp.                 1,526,088
      9,900 Citicorp                              1,071,675
     16,700 Mellon Bank Corp.                     1,214,925
      6,600 Royal Bank Of Canada                    257,400
        800 Wells Fargo & Co.                       227,300
                                               ------------
                                                  6,222,038
                                               ------------
           BUILDING PRODUCTS            0.6%
      5,100 Armstrong World
             Industries Inc.                        330,225
                                               ------------
           CHEMICALS                    2.6%
     12,300 E.I. Du Pont De Nemours &
             Company                              1,303,800
                                               ------------
           COMPUTER SYSTEMS             3.3%
     15,700 Sun Microsystems Inc.                   451,375
      9,100 International Business
             Machines Corp.                       1,250,113
                                               ------------
                                                  1,701,488
                                               ------------
           DRUG AND HEALTH CARE         7.6%
     11,200 American Home Products
             Corp.                                  672,000
     24,000 Bristol-Myers Squibb
             Company                              1,416,000
      8,800 Columbia HCA Healthcare
             Corp.                                  295,900
     21,300 Living Centers*                         734,850
     30,475 Tenet Healthcare
             Corporation                            750,446
                                               ------------
                                                  3,869,196
                                               ------------
           ELECTRONICS AND
             ELECTRICAL                 3.7%
     13,800 EMC Corp.                               489,900
      4,800 Intel Corp.                             667,200
     15,900 Kemet Corp.*                            298,125
      9,600 Seagate Technology Inc.                 430,800
                                               ------------
                                                  1,886,025
                                               ------------
           ENERGY                       9.9%
      7,100 Amoco Corp.                             615,038
      4,100 British Petroleum                       562,660

  Shares                                          Value
-----------                                    ------------
     17,200 Diamond Offshore Drilling          $  1,178,200
     15,900 Dresser Industries Inc.                 480,975
     10,600 Exxon Corp.                           1,142,150
      6,000 Texaco Inc.                             657,000
     13,000 Ultramar Diamond Shamrock               412,750
                                               ------------
                                                  5,048,773
                                               ------------
           ENGINEERING AND
             CONSTRUCTION               0.5%
      4,800 Fluor Corp.                             252,000
                                               ------------
           ENTERTAINMENT                1.5%
     27,200 Carmike Cinemas                         778,600
                                               ------------
           FINANCIAL SERVICES           8.0%
     29,000 Federal National Mortgage
             Association                          1,047,625
      7,300 Sunamerica, Inc.                        274,663
     32,100 Sunamerica, Inc. Pfd                  1,267,950
     30,400 Travelers Group, Inc.                 1,455,400
                                               ------------
                                                  4,045,638
                                               ------------
           FOOD AND SERVICES            1.8%
     24,000 Dole Food Company                       906,000
                                               ------------
           FOREST PRODUCTS AND PAPER    0.7%
      7,100 Mead Corp.                              376,300
                                               ------------
           INSURANCE                    2.5%
     21,600 Allstate Corp.                        1,282,500
                                               ------------
           MACHINERY AND ENGINEERING    2.8%
     25,600 Cincinnati Milacron Inc.                480,000
     21,200 Deere & Company                         922,200
                                               ------------
                                                  1,402,200
                                               ------------
           METALS AND MINING            3.5%
      9,800 Aluminum Company Of
             America                                666,400
      6,500 Phelps Dodge Corp.                      475,312
      8,600 Potash Corp of
             Saskatchewan                           653,600
                                               ------------
                                                  1,795,312
                                               ------------
           MULTI INDUSTRY               7.0%
     14,500 Philip Morris Companies
             Inc.                                 1,654,813
      8,100 Allied Signal Inc.                      577,125
     17,600 United Technologies Corp.             1,324,400
                                               ------------
                                                  3,556,338
                                               ------------

See Notes to Financial Statements      15

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

  Shares                                          Value
-----------                                    ------------
           OFFICE AND BUSINESS
             EQUIPMENT                  3.5%
     28,800 Lexmark Intl Group
             Inc--Cl A                         $    698,400
     18,600 Xerox Corp.                           1,057,875
                                               ------------
                                                  1,756,275
                                               ------------
           RETAIL                       2.6%
     15,600 Federated Department
             Stores                                 512,850
     15,900 Sears Roebuck & Company                 798,975
                                               ------------
                                                  1,311,825
                                               ------------
           SOFTWARE                     1.4%
     17,900 Computer Associates
             International, Inc.                    695,863
                                               ------------
           TELECOMMUNICATIONS           9.3%
      4,800 American Telephone &
             Telegraph Corp.                        166,800
     17,700 GTE Corp.                               825,263
     24,500 MCI Communications                      869,750
     19,700 Nynex Corp.                             898,812
     48,900 US West Inc.                          1,662,600
     16,800 US West Media Group                     312,900
                                               ------------
                                                  4,736,125
                                               ------------
  Shares                                          Value
-----------                                    ------------
           UTILITIES                    7.5%
     44,100 Cinergy Corp.                      $  1,504,912
      5,200 Duke Power Co.                          229,450
     27,300 Nicor Inc.                              873,600
     15,000 Peoples Energy Corp.                    496,874
     42,100 Washington Water Power
             Company                                731,487
                                               ------------
                                                  3,836,323
                                               ------------
Total Common and Preferred Stocks (Cost
$43,498,529)                                   $ 50,395,382
                                               ------------
Principal
Amount
-----------
SHORT TERM INVESTMENTS
           REPURCHASE AGREEMENT         1.6%
$   745,048 Bear Stearns & Co. Inc.
             Dated 3/31/1997 6.28%
             due 4/1/1997
             collateralized by
             $4,800,000 United
             States Treasury
             Securities due
             11/15/2022
             (Value $760,512)                  $    745,048
                                               ------------
Total Investments (Cost $44,243,577)  100.6%   $ 51,140,430
Liabilities, net of other assets       -0.6%       (280,900)
                                      ------   ------------
Net Assets                            100.0%   $ 50,859,530
                                      ------   ------------
                                      ------   ------------

*Denotes non-income producing security.

See Notes to Financial Statements      16

                 Statement of Assets and Liabilities  March 31, 1997 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $44,243,577)--Note 2(A)                                           $51,140,430
  Receivable for investments sold                                       625,659
  Receivable for units sold                                                 255
  Dividends and interest receivable                                     108,351
  Other assets                                                            7,128
                                                                    -----------
                                                                     51,881,823
LIABILITIES:
  Payable for investments purchased                       $937,347
  Payable to investment managers                            19,508
  Accrued expenses                                          65,438    1,022,293
                                                          --------  -----------
NET ASSETS at value, applicable to 1,136,370 outstanding
  units of
  beneficial interest--Note 5                                       $50,859,530
                                                                    -----------
                                                                    -----------
NET ASSET VALUE offering and redemption price per unit
  ($50,859,530 divided by 1,136,370 units)                          $     44.76
                                                                    -----------
                                                                    -----------

                 Statement of Operations         Six Months Ended March 31, 1997
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                             $  646,688
    Interest                                                  78,071
                                                          ----------
       Total Income                                                   $  724,759
  Expenses:
    Investment manager's fees--Note 3(A)                     117,587
    Shareholder servicing fees and expenses--Note 3(B)       147,648
    Custodian fees and expenses                               22,582
    Legal and auditing fees                                    9,701
    Consultant fees                                            5,212
    Trustees' fees and expenses--Note 3(C)                    14,753
    Other                                                     20,933
                                                          ----------
       Total Expenses                                                    338,416
                                                                      ----------
INVESTMENT INCOME--NET                                                   386,343
REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS--Note
  4:
  Net realized gain on investments                         9,007,416
  Unrealized (depreciation) on investments                (2,539,419)
                                                          ----------
NET REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS                 6,467,997
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $6,854,340
                                                                      ----------
                                                                      ----------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                    Six Months
                                                       Ended     Year Ended
                                                      3/31/97      9/30/96
                                                    (Unaudited)   (Audited)
                                                    -----------  -----------
OPERATIONS:
  Investment income--net                            $   386,343  $   963,025
  Net realized gain on investments                    9,007,416    4,551,286
  Unrealized appreciation (depreciation) on
  investments                                        (2,539,419)   3,977,314
                                                    -----------  -----------
  Net increase in net assets resulting from
  operations                                          6,854,340    9,491,625
                                                    -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                 2,206,788    6,089,364
  Value of units redeemed                           (10,432,546)  (7,173,870)
                                                    -----------  -----------
  Net (decrease) in net assets resulting from
  capital transactions                               (8,225,758)  (1,084,506)
                                                    -----------  -----------
  Net increase (decrease)                            (1,371,418)   8,407,119
NET ASSETS at beginning of period                    52,230,948   43,823,829
                                                    -----------  -----------
NET ASSETS at end of period                         $50,859,530  $52,230,948
                                                    -----------  -----------
                                                    -----------  -----------

                   See Notes to Financial Statements

EMERGING GROWTH EQUITY FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

  Shares                                        Value
----------                                   -----------
COMMON STOCKS                 92.9%
          APPAREL AND TEXTILE         3.6%
    10,000 Dress Barn*                       $   168,750
     6,300 Gadzooks Inc.*                        198,450
    30,000 Genesco Inc.*                         337,500
    30,000 Goody's Family Clothing,
            Inc.*                                690,000
    16,560 St. John Knits Inc.                   716,220
    50,000 Vans, Inc.*                           587,500
                                             -----------
                                               2,698,420
                                             -----------
          AUTOMOTIVE PRODUCTS         1.9%
    31,600 Mascotech, Inc.                       647,800
    17,100 SPX Inc.                              775,912
                                             -----------
                                               1,423,712
                                             -----------
          BROADCASTING AND
            PUBLISHING                1.1%
    12,500 Granite Broadcasting
            Corp.*                               120,313
     7,600 Heftel Broadcasting Corp.
            Class A*                             349,600
     4,510 SFX Broadcasting Inc.*                127,408
     3,200 Sinclair Broadcast Group
            Inc.*                                 83,200
     6,125 Young Broadcasting Corp.
            Class A*                             146,234
                                             -----------
                                                 826,755
                                             -----------
          BUILDING AND CONSTRUCTION   0.9%
    10,000 Apogee Enterprises Inc.*              192,500
    40,700 Dycom Industries, Inc.*               493,488
                                             -----------
                                                 685,988
                                             -----------
          BUSINESS AND PUBLIC
            SERVICES                  6.7%
    10,300 Aames Financial Corp.                 208,575
     7,150 Acres Gaming, Inc.*                    33,069
    36,300 Americredit Corp.*                    630,713
    22,900 Ameritrade Holding Corp.
            Class A*                             357,812
     3,400 Carriage Services, Inc.*               64,600
     3,100 CCC Information Services
            Group*                                36,425
     5,700 Claremont Technology
            Group*                               133,950
     5,800 Computer Task Group Inc.              205,900
    15,063 Concord Efs, Inc.*                    282,431
    13,000 Cotelligent Group Inc.*               117,000
     4,650 Delta Financial Corp.*                 84,281
    13,750 Equity Corporation
            International*                       288,750
    14,054 Keane Inc.*                           462,025
     6,300 Lamar Advertising Co.*                124,425
     2,900 Learning Tree
            International, Inc.*                  80,475
     3,000 Metzler Group, Inc.*                   64,875
     4,200 Outdoor Systems, Inc.*                121,800
     4,600 PJ America Inc.*                       65,550
    10,100 Precision Response Corp.*             238,613
     8,700 Raptor Systems, Inc.*                 112,013
    11,450 Splash Technologies
            Holdings*                            280,525

  Shares                                        Value
----------                                   -----------
     8,400 Strayer Education Inc.*           $   163,800
     4,550 Sykes Enterprises, Inc.*              143,894
     2,900 The Registry, Inc.*                   101,500
     5,100 Universal Outdoor
            Holdings*                            147,900
    50,000 Warrantech Corp.*                     450,000
                                             -----------
                                               5,000,901
                                             -----------
          COMMERCIAL SERVICES         5.8%
    30,000 Amresco, Inc.*                        495,000
    26,000 Banctec, Inc.*                        663,000
     9,250 Brightpoint Inc.*                     150,313
     5,900 Corestaff Inc.*                       114,313
    11,800 Fine Host Corp.*                      275,825
     5,800 FYI Inc.*                             118,175
     8,000 Judge Group, Inc.*                     28,500
     8,000 Lason Holdings Inc.*                  158,000
    15,000 Mail-well, Inc.*                      296,250
     7,200 National Techteam Inc.*               111,600
     9,200 NCO Group, Inc.*                      197,800
    11,950 PMT Services Inc.*                    129,956
    11,700 Promedco Management Co.*              105,300
     6,550 Robert Half International
            Inc.*                                228,431
     8,400 Superior Services Inc.*               186,900
    20,000 Windmere Corp.                        282,500
                                             -----------
                                               3,541,863
                                             -----------
          CONSUMER GOODS AND
            SERVICES                  5.8%
     8,550 Blyth Industries Inc.*                308,869
     8,500 Cuno Inc.*                            130,688
    14,000 Finish Line (The) Class
            A*                                   308,000
    34,400 French Fragrances, Inc.*              258,000
     5,300 General Cigar Holding,
            Inc.*                                117,925
    13,700 Marks Bros. Jewelers
            Inc.*                                160,975
     5,700 Metris Companies, Inc.*               141,075
    10,270 Nautica Enterprises Inc.*             256,750
    17,350 Rexall Sundown, Inc.*                 444,593
    10,000 Showbiz Pizza Time Inc.*              175,000
    12,600 Signature Resorts Inc.*               296,100
    11,990 Stewart Enterprises Inc.              434,637
    15,100 Team Rental Group Inc.*               309,550
    15,500 The North Face, Inc.*                 255,750
     4,500 Watsco, Inc. *                        114,750
    16,996 Wolverine World Wide                  620,345
                                             -----------
                                               4,333,007
                                             -----------
          DATA PROCESSING             1.6%
    30,000 Chs Electronics, Inc.*                592,500
     8,500 Data Processing
            Resources*                           157,250
    12,500 Micros Systems, Inc.*                 428,125
                                             -----------
                                               1,177,875
                                             -----------

See Notes to Financial Statements      19

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

  Shares                                        Value
----------                                   -----------
          ELECTRONICS AND
            ELECTRICAL                9.3%
    11,100 Actel Corp.*                      $   241,425
    17,300 Advanced Lighting Techs*              380,600
     3,300 Benchmarq
            Microelectronics*                     40,012
    15,000 Berg Electronics Corp.*               427,500
    20,000 Calpine Corp.*                        362,500
     4,300 CFM Technologies Inc.*                125,775
    19,700 Computer Products Inc.*               288,113
    12,932 Credence Systems Corp.*               250,548
    12,650 C.P. Clare Corp.*                     126,500
    25,200 Dallas Semiconductor                  667,800
    15,535 Del Global Technologies
            Corp.*                               128,163
     4,500 Electromagnetic Sciences,
            Inc.*                                 83,250
    13,100 Elexsys International
            Inc.*                                157,200
     3,200 Enterprise Systems*                    72,000
     7,500 Flextronics International
            Ltd.*                                147,187
     2,200 Helix Technology Corp.                 72,050
    11,900 Integrated Circuit
            Systems*                             169,575
    21,000 Jabil Circuit Inc.*                   945,000
     8,900 JPM Company*                          144,625
     4,300 Micrel, Inc.*                         124,700
     7,300 Micro Linear Corp.*                    90,337
     2,300 Photronics, Inc.*                      67,563
    17,000 Reptron Electronics Inc.*             337,875
     7,600 Sanmina Corp.*                        339,150
    10,200 SDL Inc.*                             170,850
     7,100 Sierra Semiconductor
            Corp.*                               114,488
    10,000 Supertex Inc.*                        117,500
    15,000 Tech Data Corp.*                      361,875
     3,000 Triumph Group, Inc.*                   75,375
     6,800 Ultrak, Inc.*                         119,000
    10,300 Ultratech Stepper Inc.*               225,312
                                             -----------
                                               6,973,848
                                             -----------
          EMPLOYMENT AGENCY           0.2%
     5,475 On Assignment Inc.*                   136,875
                                             -----------
          ENTERTAINMENT               1.9%
    40,000 Action Performance Co,
            Inc.*                                780,000
     4,000 Family Golf Centers,
            Inc.*                                 76,500
    13,300 Penn National Gaming
            Inc.*                                209,475
     7,000 Penske Motorsports Inc.*              196,000
     4,550 Regal Cinemas Inc.*                   122,850
                                             -----------
                                               1,384,825
                                             -----------
          FOOD AND SERVICES           1.0%
    22,500 CKE Restaurants, Inc.                 497,812
     5,900 Mortons Restaurant Group
            Inc.*                                 99,562
  Shares                                        Value
----------                                   -----------
     7,000 Rainforest Cafe, Inc.*            $   138,250
                                             -----------
                                                 735,624
                                             -----------
          FURNITURE/HOME APPLIANCES   0.7%
    11,900 Cort Business Services
            Corp.*                               270,725
    27,800 Rowe Furniture Corp.                  218,925
                                             -----------
                                                 489,650
                                             -----------
          INSURANCE                   2.4%
     5,400 Compdent Corp.*                       151,200
     5,300 CRA Managed Care, Inc.*               196,100
    19,725 HCC Insurance Holdings
            Inc.                                 483,263
     8,000 Prepaid Legal Services,
            Inc.*                                119,000
     8,000 Provident American Corp.*              71,000
     6,755 Reinsurance Group of
            America, Inc.                        327,617
    21,000 United Cos. Financial
            Corp.                                433,125
                                             -----------
                                               1,781,305
                                             -----------
          LODGING/MOTELS              0.7%
    22,000 Prime Hospitality Corp.*              343,750
     8,675 Studio Plus Hotels, Inc.*             149,643
                                             -----------
                                                 493,393
                                             -----------
          MACHINERY AND ENGINEERING   8.3%
    25,000 AAR Corp.                             750,000
    20,000 Applied Power Inc.                    840,000
    20,000 Be Aerospace, Inc.*                   490,000
   118,200 JLG Industries Inc.                 2,319,675
    40,000 Maverick Tube Corp.*                  700,000
     5,000 Memtec Ltd.                           126,875
    21,500 Miller Industries Inc.*               258,000
    25,000 Omniquip International,
            Inc.*                                362,500
     7,700 Remec, Inc.*                          155,925
     9,600 Rental Service Corp.*                 175,200
     1,900 Veeco Instruments Inc.*                55,812
                                             -----------
                                               6,233,987
                                             -----------
          MEDICAL SERVICES AND
            DRUGS                     9.2%
    16,000 Adac Laboratories*                    330,000
    13,950 American Homepatient
            Inc.*                                306,900
     6,900 Amrion, Inc.*                         112,987
    29,000 Ballard Medical Products              605,375
    13,100 Cytyc Corp.*                          245,625
    13,960 Dura Pharmaceuticals
            Inc.*                                497,325
     4,300 Idexx Laboratories Inc.*               60,200
     7,800 Igen Inc.*                             40,950
     6,000 Impath, Inc.*                         105,000
     1,240 I-stat Corp.*                          16,430
     3,200 Lunar Corp.*                          107,200

See Notes to Financial Statements      20

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

  Shares                                        Value
----------                                   -----------
    30,000 Medical Resources Inc.*           $   326,250
    27,900 Medicis Pharmaceutical
            Class A*                             823,050
     6,200 Minimed, Inc.*                        159,650
    29,500 Mulicare Companies, Inc.*             556,813
     6,950 National Surgery Centers
            Inc.*                                199,812
     5,600 NCS Healthcare Inc. Class
            A*                                   123,900
     2,800 Pediatix Medical*                      91,000
     4,500 Pharmaceutical Product
            Development*                          87,750
     5,500 Premier Research
            Worldwide*                            88,000
     3,700 Renal Care Group Inc.*                117,475
    50,000 Roberts Pharmaceutical
            Corp.*                               637,500
     5,900 Sabratek Corp.*                       115,050
     8,700 Sangstat Medical Corp.*               235,988
     2,900 United Dental Care Inc.*               78,300
    90,000 Urohealth Systems Inc.*               843,750
                                             -----------
                                               6,912,280
                                             -----------
          OIL AND GAS                 3.8%
    25,500 Energy Ventures Inc.*               1,571,437
    22,000 Offshore Logistics*                   349,250
    15,000 Precision Drilling Corp.*             633,750
    13,000 Swift Energy Co.*                     307,125
                                             -----------
                                               2,861,562
                                             -----------
          PRINTING                    1.8%
    28,000 Consolidated Graphics,
            Inc.                                 805,000
    23,000 Valassis Communication,
            Inc.                                 514,625
                                             -----------
                                               1,319,625
                                             -----------
          RETAIL                     10.0%
     3,000 99 Cents Only Stores*                  60,375
    50,000 Ames Dept. Stores Inc.*               456,250
    30,000 Ann Taylor Stores*                    611,250
     2,100 Barnett, Inc.*                         41,475
    40,600 Eagle Hardware & Garden*              730,800
    25,000 Hollywood Entertainment
            Corp.*                               609,375
     9,400 Loehmann's, Inc.*                     164,500
    25,300 MacFrugals*                           670,450
     4,300 Mazel Stores Inc.*                     86,000
    30,300 Petco Animal Supplies,
            Inc.*                                696,900
    50,000 Pier 1 Imports Inc.                   881,250
    25,000 RDO Equipment Co. Class
            A*                                   437,500
    35,000 Stage Stores Inc.*                    756,875
    14,664 The Men's Wearhouse Inc.*             403,260
    19,000 Tuesday Morning Corp.*                608,000
     7,800 West Marine Inc.*                     249,600
                                             -----------
                                               7,463,860
                                             -----------
  Shares                                        Value
----------                                   -----------
          SOFTWARE                    8.8%
    37,100 Activision, Inc.*                 $   408,100
     7,200 Analysts International
            Corp.*                               156,600
     2,800 Arbor Software Corp.*                  70,000
    11,600 Black Box Corp.*                      311,750
     5,200 BTG, Inc.*                             91,000
    29,000 Cognos Inc.*                          739,500
    11,806 Computer Horizons Corp.*              365,970
    12,650 Computer Learning
            Centers*                             414,288
    37,000 Data General Corp.*                   629,000
    10,000 Ikos Systems, Inc.*                   168,750
    44,100 Linens 'n Things Inc.*              1,030,838
     2,014 Mcafee Associates Inc.*                88,868
    10,100 Oak Technology Inc.*                  102,263
    20,000 Pomeroy Computer
            Resources*                           395,000
     1,600 PRI Automation, Inc.*                  75,200
     2,823 Project Software &
            Development, Inc.*                    88,572
     4,100 Red Brick Systems, Inc.*               55,863
     5,900 Renaissance Solutions
            Inc.*                                147,500
     8,500 SPSS, Inc.*                           208,250
     8,300 Summit Design, Inc.*                   61,212
    15,650 Technology Solutions
            Company*                             424,506
    40,000 Viewlogic Systems Inc.*               560,000
                                             -----------
                                               6,593,030
                                             -----------
          TECHNOLOGY                  2.5%
    50,000 Apex PC Solutions Inc.*               425,000
    14,800 DT Industries, Inc.                   377,400
    20,000 Dynatech*                             600,000
    44,400 Farah Incorporated*                   444,000
                                             -----------
                                               1,846,400
                                             -----------
          TELECOMMUNICATIONS          3.5%
    12,000 ACC Corp.*                            264,000
     4,300 Anadigics, Inc.*                      116,100
    20,600 Boston Technology Inc.*               388,825
    11,300 Evergreen Media Corp.*                329,113
     4,600 Intermedia Communications
            Inc.*                                 75,325
     2,800 Level One Communications*              74,900
    32,850 Mastec, Inc.*                         866,419
    16,300 Midcom Communication
            Inc.*                                128,363
     7,000 Natural Microsystems
            Corp.*                               139,125
    11,393 Saga Communications Inc.
            Class A*                             236,405
                                             -----------
                                               2,618,575
                                             -----------
          TRANSPORTATION              1.4%
    35,000 American West Airlines*               546,875
    10,000 Celadon Group, Inc.*                  106,250

See Notes to Financial Statements      21

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

  Shares                                        Value
----------                                   -----------
    16,010 Expeditors International
            of Washington, Inc.              $   384,240
                                             -----------
                                               1,037,365
                                             -----------
Total Common Stocks (Cost
$58,681,481)                                 $68,570,725
                                             -----------

Principal
Amount                                          Value
----------                                   -----------
SHORT TERM INVESTMENTS
          REPURCHASE AGREEMENTS       9.8%
$7,324,928 Bear Stearns & Co. Dated
            3/31/1997 6.28% due
            4/1/1997 Collateralized
            by $13,890,000 United
            States Treasury Strips
            due 8/15/2019 (Value
            $2,752,026) and
            $9,895,000 United
            States Treasury Strips
            due 2/15/2021 (Value
            $1,762,596) and
            $4,895,000 United
            States Treasury Strips
            due 8/15/2004 (Value
            $2,959,958)                      $ 7,324,928
                                             -----------
Total Investments (Cost
$66,006,410)                         101.6%  $75,895,653
Liabilities, net of other assets     -1.6%    (1,159,804)
                                     -----   -----------
Net Assets                           100.0%  $74,735,849
                                     -----   -----------
                                     -----   -----------

*Denotes non-income producing security.

See Notes to Financial Statements      22

                 Statement of Assets and Liabilities  March 31, 1997 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $66,006,410)--Note 2(A)                                             $75,895,653
  Receivable for units sold                                               120,798
  Dividends and interest receivable                                        43,012
  Other assets                                                              5,848
                                                                      -----------
                                                                       76,065,311
LIABILITIES:
  Payable for investments purchased                       $1,168,417
  Payable to investment managers                              63,179
  Accrued expenses                                            97,866    1,329,462
                                                          ----------  -----------
NET ASSETS at value, applicable to 1,219,083 outstanding
  units of beneficial interest--Note 5                                $74,735,849
                                                                      -----------
                                                                      -----------
NET ASSET VALUE offering and redemption price per unit
  ($74,735,849 divided by 1,219,083 units)                            $     61.30
                                                                      -----------
                                                                      -----------

                 Statement of Operations         Six Months Ended March 31, 1997
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                             $   46,432
    Interest                                                 168,366
                                                          ----------
       Total Income                                                   $  214,798
  Expenses:
    Investment manager's fees--Note 3(A)                     504,033
    Shareholder servicing fees and expenses--Note 3(B)       243,103
    Custodian fees and expenses                               45,997
    Legal and auditing fees                                   11,098
    Consultant fees                                            5,212
    Trustees' fees and expenses--Note 3(C)                    29,120
    Other                                                     24,217
                                                          ----------
       Total expenses                                        862,780
                                                          ----------
       Less fees paid indirectly--Note 4                     (15,260)
                                                          ----------
       Net Expenses                                                      847,520
                                                                      ----------
INVESTMENT (LOSS)--NET                                                  (632,722)
REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS--Note
  4:
  Net realized gain on investments                         8,249,687
  Unrealized (depreciation) on investments                (14,265,024)
                                                          ----------
NET REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS                (6,015,337)
                                                                      ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(6,648,059)
                                                                      ----------
                                                                      ----------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                       Six Months
                                                                          Ended     Year Ended
                                                                         3/31/97      9/30/96
                                                                       (Unaudited)   (Audited)
                                                                       -----------  -----------
OPERATIONS:
  Investment (loss)--net                                               $  (632,722) $(1,250,419)
  Net realized gain on investments                                       8,249,687   15,317,099
  Unrealized appreciation (depreciation) on investments                (14,265,024)   6,281,307
                                                                       -----------  -----------
  Net increase (decrease) in net assets resulting from operations       (6,648,059)  20,347,987
                                                                       -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                    6,180,405   10,600,409
  Value of units redeemed                                              (16,932,411) (13,437,810)
                                                                       -----------  -----------
  Net (decrease) in net assets resulting from capital transactions     (10,752,006)  (2,837,401)
                                                                       -----------  -----------
  Net increase (decrease)                                              (17,400,065)  17,510,586
NET ASSETS at beginning of period                                       92,135,914   74,625,328
                                                                       -----------  -----------
NET ASSETS at end of period                                            $74,735,849  $92,135,914
                                                                       -----------  -----------
                                                                       -----------  -----------

                   See Notes to Financial Statements

INTERNATIONAL EQUITY FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

 Shares                                                     Value
---------                                                -----------

         COMMON STOCKS                   96.8%
          AEROSPACE                               1.0%
   8,100  British Aerospace                              $   181,481
  46,500  Rolls Royce                                        174,085
                                                         -----------
                                                             355,566
                                                         -----------
          APPAREL AND TEXTILE                     3.1%
   2,800  Adidas AG*                                         315,513
   3,250  Fila Holdings Spa*                                 176,719
   7,800  Gucci Group NV*                                    570,520
                                                         -----------
                                                           1,062,752
                                                         -----------
          AUTOMOBILES                             2.0%
  30,000  Divers Res Bhd                                      98,012
  10,600  Scania AB*                                         265,925
  25,000  Suzuki Motor Corp.                                 242,310
  33,000  Utd Tractors*                                       98,842
                                                         -----------
                                                             705,089
                                                         -----------
          BANKING                                 6.3%
 136,000  Bank International Indonesia*                      103,251
 130,000  Bank Negara Indonesia*                              74,360
  14,000  Bank of Tokyo-Mitsubishi Bank*                     218,241
   7,380  Far East Bank & Trust                               32,750
  30,000  Guoco Group                                        148,276
  10,200  HSBC Holdings                                      236,932
  12,250  HSBC Holdings UK                                   300,511
  20,500  Malayan Banking Bhd                                233,585
  19,350  National Westminster                               218,120
   7,200  Nordbanken AB                                      248,484
  21,232  Overseas Chinese Bank*                             252,673
  12,000  Sumitomo Trust & Bank                               95,955
                                                         -----------
                                                           2,163,138
                                                         -----------
          BROADCASTING AND PUBLISHING             1.6%
  19,000  Elsevier NV*                                       308,941
  12,250  Schibsted Asa*                                     248,791
                                                         -----------
                                                             557,732
                                                         -----------
          BUILDING MATERIALS                      2.6%
   4,150  Asia Cement Gds*                                    75,468
  28,000  Blue Circle Industries*                            191,260
 150,000  Boral Limited*                                     445,616
  46,000  Cemex SA*                                          185,602
                                                         -----------
                                                             897,946
                                                         -----------
          BUSINESS AND PUBLIC SERVICES            3.8%
   8,000  Asatsu Inc.                                        207,417
   1,710  SAP AG Non Voting Preferred*                       291,800
   5,000  Secom Company                                      280,676

 Shares                                                     Value
---------                                                -----------

  52,500  Securicor Group Ord                            $   252,581
  10,100  Securitas AB*                                      289,579
                                                         -----------
                                                           1,322,053
                                                         -----------
          CHEMICALS                               4.3%
   1,850  Akzo Nobel NV*                                     265,700
  40,000  Asahi Chemical Industries                          208,064
   7,170  Bayer AG*                                          301,688
     275  Ciba Specialty*                                     22,716
  24,000  Courtaulds                                         142,263
   3,000  Novo-nordisk AS*                                   313,881
  13,000  Shin-etsu Chemical Co.                             246,752
                                                         -----------
                                                           1,501,064
                                                         -----------
          CONSTRUCTION AND HOUSING                3.2%
 141,100  Dmci Holdings Inc.*                                100,346
   3,000  Hyundai Eng And Con- St*                            61,994
   4,720  Ihc Caland Nv*                                     252,134
  16,000  Kajima Corp.                                        74,438
 104,000  Road King Infrastr*                                101,328
  16,000  Sekisui House Ord                                  156,371
     500  Skanska Ab*                                         22,764
  39,000  United Engineers Bhd*                              339,774
                                                         -----------
                                                           1,109,149
                                                         -----------
          ELECTRONICS AND ELECTRICAL             11.2%
   5,000  Advanced Semiconductor*                             82,500
   2,420  Advantest                                          121,969
   1,800  Alcatel Alsthom*                                   216,825
  21,000  Canon Inc.                                         449,485
  12,000  Ericsson Tel*                                      423,697
  36,300  General Electric                                   222,623
   8,000  Getronics NV*                                      260,161
  22,000  Hitachi Ltd.                                       195,463
  16,400  Logica                                             258,920
  20,000  Matsushita Electric Industrial Corp.               311,772
   8,000  Matsushita Electric Works                           73,016
   3,940  Nokia AB                                           237,460
   4,000  Rohm Co.                                           294,649
   9,400  Samsung Electronics*                                62,894
   4,750  SGS-Thomson Micro*                                 333,348
   4,600  Sony Corp.                                         321,384
                                                         -----------
                                                           3,866,166
                                                         -----------
          ENERGY                                  1.8%
   4,500  Banpu Co.                                           67,566
   4,100  PTT Exploration and Production*                     60,929
  14,900  Shell Transport & Trading*                         265,576
   2,500  Total*                                             216,265
                                                         -----------
                                                             610,336
                                                         -----------

See Notes to Financial Statements      25

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

 Shares                                                     Value
---------                                                -----------
          FINANCIAL SERVICES                      3.8%
   2,410  Cetelem*                                       $   285,594
  54,000  Fomento Econ Mexico*                               238,987
   8,001  Ing Groep NV*                                      315,218
  53,000  MBF Capital Bhd*                                    93,632
  14,000  Nomura Securities Company Ltd.                     154,917
  10,500  Trygg-hansa*                                       210,455
                                                         -----------
                                                           1,298,803
                                                         -----------
          FOOD AND SERVICES                       3.1%
   5,400  Cervecerias Unidas                                 106,650
  10,000  Ceval Alimentos SA*                                106,290
 315,000  Goodman Fielder Lt                                 407,404
  21,200  Grand Metropolitan                                 170,919
  30,000  H.M. Sampoerna*                                    140,400
  42,000  Morrison Supermarket*                              106,549
     700  Seita*                                              25,271
                                                         -----------
                                                           1,063,483
                                                         -----------
          FOREST PRODUCTS AND PAPER               0.7%
   7,500  Mo Och Domsjo*                                     232,953
                                                         -----------
          HEALTH AND PERSONAL CARE                6.8%
   5,800  Astra AB Ser B*                                    272,921
  34,500  British Biotech*                                   141,339
  16,000  Glaxo Wellcome                                     293,327
  56,000  Kalbe Farma*                                        62,899
  33,666  Medeva                                             169,985
     275  Novartis AG*                                       333,485
      25  Roche Holding Ag*                                  215,966
  18,000  Sankyo Company                                     495,766
   2,610  Synthelabo*                                        267,097
   5,000  Yamanouchi Pharm.                                  103,386
                                                         -----------
                                                           2,356,171
                                                         -----------
          INDUSTRIAL COMPONENTS                   2.0%
  31,454  Bicc                                               139,190
  20,000  NSK                                                106,455
  19,000  Sumitomo Electric Industries                       257,818
   3,350  Valeo*                                             200,280
                                                         -----------
                                                             703,743
                                                         -----------
          INSURANCE                               2.4%
  11,000  Malaysian Assurance Alliance*                       63,446
  30,646  Royal & Sun Alliance Insurance Group               224,934
  24,000  Tokio Marine & Fire                                244,248
     970  Zurich Versicherun*                                305,014
                                                         -----------
                                                             837,642
                                                         -----------
 Shares                                                     Value
---------                                                -----------

          LEISURE                                 2.2%
   1,600  Bic                                            $   243,048
  12,500  Granada Group                                      188,317
  48,000  Magnum Cp Bhd*                                      90,994
 632,000  Regal Hotels Intl.                                 167,194
   2,400  Sony Music Entertainment                            87,232
                                                         -----------
                                                             776,785
                                                         -----------
          MACHINERY AND ENGINEERING               3.1%
  10,800  Cardo AB*                                          349,072
  51,000  Hitachi Zosen Corp.                                184,955
  22,000  Jurong Shipyard*                                    99,702
  20,000  Kawasaki Heavy Industries                           77,701
  23,000  Mitsubishi Heavy Industries                        149,546
  18,000  Umw Hldgs Berhad*                                   99,464
  30,600  Vickers Plc*                                       121,342
                                                         -----------
                                                           1,081,782
                                                         -----------
          MERCHANDISING                           5.3%
   4,066  Ahold*                                             283,312
     370  Carrefour*                                         229,487
   1,110  Guilbert SA*                                       207,071
   1,500  Hennes & Mauritz*                                  200,897
  10,000  Ito-yokado Co.                                     444,235
  20,000  Makro Atacadista*                                  267,848
  25,500  WH Smith Group                                     188,210
                                                         -----------
                                                           1,821,060
                                                         -----------
          METALS AND MINING                       4.8%
  13,650  Acos Espec Itabira*                                 62,101
 270,000  Mim Holdings Ltd.                                  361,902
  30,000  Mitsubishi Materials                               104,678
 160,000  NKK Corp.                                          336,003
 153,000  North Ltd.                                         497,703
  18,000  Usinor Sacilor*                                    294,217
                                                         -----------
                                                           1,656,604
                                                         -----------
          MISC. MATERIALS AND COMMODITIES         1.8%
   7,000  De Beers Consolidated Mines                        247,625
  42,000  Ioi Corp.                                           69,794
   2,260  SGL Carbon AG*                                     308,171
                                                         -----------
                                                             625,590
                                                         -----------
          MULTI INDUSTRY                          2.0%
  47,000  Hutchison Whampoa                                  353,301
   4,230  Orkla ASA*                                         340,430
                                                         -----------
                                                             693,731
                                                         -----------
          REAL ESTATE                             3.1%
  37,000  Cheung Kong Holdings                               325,878

See Notes to Financial Statements      26

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

 Shares                                                     Value
---------                                                -----------
  49,000  DBS Land*                                      $   167,480
  67,000  Hong Kong Land Hld                                 155,440
  13,000  Mitsubishi Estate                                  138,601
  13,000  Mitsui Fudosan Co.                                 134,400
  38,000  Wharf Holdings                                     145,398
                                                         -----------
                                                           1,067,197
                                                         -----------
          TELECOMMUNICATIONS                      7.3%
  44,000  British Telecom                                    321,865
   7,000  Ca Nac Telefonos*                                  203,875
     530  DDI Corp.                                          334,330
  32,883  General Cable*                                      98,809
   3,400  Nippon Tel & Tel Cp                                239,192
   2,300  Telebras Telec Bra*                                235,463
 120,600  Telecom Ital Mobile*                               346,749
  12,000  Telefonica De Espana*                              289,073
  12,000  Telefonos De Mexico                                462,000
                                                         -----------
                                                           2,531,356
                                                         -----------
          TRANSPORTATION                          1.7%
  16,100  British Airways                                    173,289
 132,000  China Travel International*                         63,453
   2,000  Kobenhavn Lufthave*                                207,680
  33,000  Tobu Railways Co.                                  146,064
                                                         -----------
                                                             590,486
                                                         -----------
          UTILITIES                               5.0%
   4,650  Cemig Cia Energ Mg*                                192,308
 Shares                                                     Value
---------                                                -----------
  10,000  Electrobras Cent El*                           $   214,562
  55,628  ENI SPA*                                           282,397
   1,240  Gas Natural Sdg SA                                 270,194
  79,000  Hong Kong Electric*                                278,828
  10,900  Manila Electric Co B                                86,819
  28,000  Tenaga Nasional*                                   136,652
   4,680  Veba AG*                                           268,728
                                                         -----------
                                                           1,730,488
                                                         -----------
          WHOLESALE INTERNATIONAL TRADE           0.8%
  31,000  Mitsubishi Corp.                                   275,426
                                                         -----------
Total Common and Preferred Stocks
  (Cost $28,871,188)                                     $33,494,291
                                                         -----------
Principal
 Amount
---------

        FIXED INCOME INVESTMENTS          0.3%
$100,000  Yang Ming Marine*
            2.00% Convertible Bonds
            Due 6/10/2001, cost $117,183                     116,000
                                                         -----------
Total Investments (Cost $28,988,371)             97.1%   $33,610,291
 Other Assets, Less Liabilities                   2.9%       993,523
                                                ------   -----------
Net Assets                                      100.0%   $34,603,814
                                                ------   -----------
                                                ------   -----------

*Denotes non-income producing security.

See Notes to Financial Statements      27

                 Geographical Diversification         March 31, 1997 (Unaudited)
                 ---------------------------------------------------------------

                                                  Percent of Net Assets
                           -------------------------------------------------------------------
Country                       Common and Preferred Stocks        Bonds and Notes      Total
-------------------------  ----------------------------------  -------------------  ----------
Japan                                       21.8%                      --   %            21.8%
United Kingdom                              13.1                       --                13.1
France                                       7.3                       --                 7.3
Sweden                                       7.3                       --                 7.3
Netherlands                                  6.5                       --                 6.5
Hong Kong                                    5.7                       --                 5.7
Australia                                    4.9                       --                 4.9
Germany                                      4.3                       --                 4.3
Malaysia                                     3.5                       --                 3.5
Brazil                                       3.1                       --                 3.1
Mexico                                       2.6                       --                 2.6
Switzerland                                  2.5                       --                 2.5
Italy                                        2.3                       --                 2.3
Norway                                       1.7                       --                 1.7
Spain                                        1.6                       --                 1.6
Denmark                                      1.5                       --                 1.5
Singapore                                    1.5                       --                 1.5
Indonesia                                    1.4                       --                 1.4
Taiwan                                       0.5                         0.3              0.8
Finland                                      0.7                       --                 0.7
South Africa                                 0.7                       --                 0.7
Philippines                                  0.6                       --                 0.6
Venezuela                                    0.6                       --                 0.6
Thailand                                     0.4                       --                 0.4
South Korea                                  0.4                       --                 0.4
Chile                                        0.3                       --                 0.3
                                           ---                         ---              ---
Total Investments                           96.8%                        0.3%            97.1%
                                           ---                         ---
Other Assets Less
Liabilities                                                                               2.9%
                                                                                        ---
Total                                                                                   100.0%
                                                                                        ---
                                                                                        ---

                 Statement of Assets and Liabilities  March 31, 1997 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $28,988,371)--Note 2(A)                                    $33,610,291
  Cash                                                         1,017,068
  Receivable for units sold                                       23,681
  Dividends and interest receivable                              156,012
  Other assets                                                     1,387
  Net gain on forward foreign currency contracts                  57,665
                                                             -----------
                                                              34,866,104
LIABILITIES:
  Payable for investments purchased                 $163,641
  Payable to investment managers                     17,600
  Accrued expenses                                   80,746
  Other liabilities                                     303      262,290
                                                    -------  -----------
NET ASSETS at value, applicable to 750,211
  outstanding units of
  beneficial interest--Note 5                                $34,603,814
                                                             -----------
                                                             -----------
NET ASSET VALUE offering and redemption price per
  unit
  ($34,603,814 divided by 750,211 units)                     $     46.13
                                                             -----------
                                                             -----------

                   See Notes to Financial Statements

                 Statement of Operations         Six Months Ended March 31, 1997
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends (Net of foreign taxes of $6,833)      $188,064
    Interest                                         40,106
                                                    -------
       Total Income                                          $   228,170
  Expenses:
    Investment managers's fees--Note 3(A)           153,184
    Shareholder servicing fees and expenses--Note
    3(B)                                            107,929
    Custodian fees and expenses                      52,942
    Legal and auditing fees                          15,722
    Consultant fees                                   5,210
    Trustees' fees and expenses--Note 3(C)           14,753
    Other                                            28,541
                                                    -------
       Total expenses                               378,281
       Less fees paid indirectly--Note 4            (10,340)
                                                    -------
       Total Expenses                                            367,941
                                                             -----------
INVESTMENT (LOSS)--NET                                          (139,771)
REALIZED GAIN AND UNREALIZED (LOSS) ON
  INVESTMENTS--Note 4:
  Net realized gain (loss) on:
    Investments                                     1,910,822
    Foreign currency transactions                   (59,793)
                                                    -------
                                                    1,851,029
                                                    -------
  Unrealized appreciation (depreciation) on
  investments
    Investments                                     (1,075,552)
    Foreign currency translations of other assets
    and liabilities                                  54,978
                                                    -------
                                                    (1,020,574)
                                                    -------
NET REALIZED GAIN (LOSS) AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES                   830,455
                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $   690,684
                                                             -----------
                                                             -----------

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                          Six Months
                                                             Ended
                                                            3/31/97    Year Ended
                                                          (Unaudited)    9/30/96
                                                          -----------  -----------
OPERATIONS:
  Investment (loss)--net                                  $  (139,771) $   (71,627)
  Net realized gain on investments                          1,851,029    3,827,368
  Unrealized appreciation (depreciation) on investments    (1,020,574)     599,795
                                                          -----------  -----------
  Net increase in net assets resulting from operations        690,684    4,355,536
                                                          -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                       6,619,759    8,808,775
  Value of units redeemed                                 (12,308,582)  (4,705,939)
                                                          -----------  -----------
  Net increase (decrease) in net assets resulting from
  capital transactions                                     (5,688,823)   4,102,836
                                                          -----------  -----------
  Net increase (decrease)                                  (4,998,139)   8,458,372
NET ASSETS at beginning of period                          39,601,953   31,143,581
                                                          -----------  -----------
NET ASSETS at end of period                               $34,603,814  $39,601,953
                                                          -----------  -----------
                                                          -----------  -----------

                   See Notes to Financial Statements

ACTIVELY MANAGED BOND FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
         CORPORATE BONDS                  4.3%
           FINANCIAL SERVICES
$   500,000 Beneficial Corp.
             Medium Term Note
             9.32% Due 8/4/1997                          $    505,865
  1,200,000 Ford Motor Co. CMO 1993-a
             5.78% Due 1/1/1999                             1,183,620
  1,125,000 Ford Motor Credit Co.
             Medium Term Note
             10.35% Due 10/1/1997                           1,148,425
    500,000 Ford Motor Credit Co.
             Medium Term Note Debenture
             9.20% Due 5/7/1997                               501,451
                                                         ------------
                                                            3,339,361
                                                         ------------
           FOOD AND SERVICES
  2,000,000 Pepsico Inc.
             Structured Medium Term Note
             6.00% Due 3/4/2008                             1,836,286
                                                         ------------
           OIL
    496,000 Consolidated Natural Gas Sf Db
             8.625% Due 12/1/2011                             511,208
                                                         ------------
Total Corporate Bonds (Cost $5,774,442)                  $  5,686,855
                                                         ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                    94.2%
$    34,854 Collateralized Mortgage Oblig Tr 1
             0.00% Due 5/20/2017                         $     26,866
    206,833 Collateralized Mortgage Oblig Tr 29
             0.00% Due 5/1/2013                               150,834
    112,104 Collateralized Mortgage Sec Corp.
             7.00% Due 6/1/2006                               111,924
  1,250,000 Federal Farm Credit Bank
             8.25% Due 5/1/2007                             1,246,943
  1,000,000 Federal Farm Credit Bank
             Medium Term Note
             7.03% Due 2/19/2008                              950,398
    870,000 Federal Home Loan Bank
             7.836% Due 10/30/2006                            860,942
  1,000,000 Federal Home Loan Bank
             7.70% Due 7/12/2010                              978,829
  1,000,000 Federal Home Loan Bank
             7.50% Due 4/11/2006                              983,560
  1,000,000 Federal Home Loan Bank
             7.65% Due 12/5/2011                              965,637

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   550,000 Federal Home Loan Bank
             Structured Note
             7.35% Due 6/16/2009                         $    550,782
  1,096,000 Federal Home Loan Mortgage Corp.
             CMO 1534g
             6.00% Due 5/15/2022                            1,015,784
  1,000,000 Federal Home Loan Mortgage Corp.
             FHR 1617 H
             6.50% Due 10/15/2023                             879,781
  2,000,000 Federal Home Loan Mortgage Corp.
             Remic 19331
             7.50% Due 1/15/2023                            1,956,352
  4,000,000 Federal Home Loan Mortgage Corp.
             Remic 1946h
             7.60% Due 11/15/2024                           4,000,000
    854,998 Federal Home Loan Mortgage Corp.
             Pool #141001
             7.75% Due 9/1/2016                               849,004
    327,498 Federal Home Loan Mortgage Corp.
             Pool #297625
             8.50% Due 6/1/2017                               338,715
    547,599 Federal Home Loan Mortgage Corp.
             Pool #533624
             8.50% Due 12/1/2007                              565,637
    435,180 Federal Home Loan Mortgage Corp.
             Pool #533625
             8.50% Due 12/1/2007                              448,997
  2,699,000 Federal Home Loan Mortgage Corp.
             Remic 1505q
             7.00% Due 5/15/2023                            2,484,189
  1,000,000 Federal Home Loan Mortgage Corp. Note
             6.375% Due 3/11/2003                             963,191
  1,000,000 Federal Home Loan Mortgage Corp
             7.09% Due 11/24/2006                             964,113
    500,000 Federal Home Loan Mortgage Corp
             7.13% Due 9/15/2005                              485,007
    500,000 Federal Home Loan Mortgage Corp.
             7.83% Due 8/11/2004                              496,196
  2,000,000 Federal Home Loan Mortgage Corp.
             7.29% Due 4/7/2004                             1,972,730
  1,500,000 Federal Home Loan Mortgage Corp.
             6.84% Due 3/2/2009                             1,409,669
  1,000,000 Federal Home Loan Mortgage Corp.
             6.53% Due 2/23/2006                              946,733

See Notes to Financial Statements      30

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 1,000,000 Federal Home Loan Mortgage Corp.
             6.59% Due 12/9/2008                         $    934,341
  4,000,000 Federal Home Loan Mortgage Corp.
             6.355% Due 8/8/2005                            3,771,076
  1,000,000 Federal Home Loan Mortgage Corp.
             8.04% Due 6/3/2011                               978,954
  1,445,000 Federal Home Loan Mortgage Corp.
             6.08% Due 10/29/2008                           1,306,867
    550,000 Federal Home Loan Mortgage Corp.
             7.75% Due 8/22/2006                              541,181
    500,000 Federal Home Loan Mortgage Corp.
             8.25% Due 6/10/2011                              492,298
  2,000,000 Federal National Mortgage Association
             Medium Term Note
             6.58% Due 3/1/2006                             1,915,896
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             6.25% Due 1/14/2004                              953,757
  1,000,000 Federal National Mortgage Association
             Remic Frn93-251pj
             6.50% Due 12/25/2023                             922,920
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             6.39% Due 12/9/2003                              960,433
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             6.71% Due 2/13/2006                              959,849
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             6.77% Due 1/19/2006                              964,836
  4,000,000 Federal National Mortgage Association
             Medium Term Note
             7.44% Due 11/6/2006                            3,955,788
    500,000 Federal National Mortgage Association
             Medium Term Note
             7.74% Due 10/24/2006                             496,038
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             7.29% Due 11/8/2006                              977,435
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             7.65% Due 10/6/2006                            1,002,520
    200,000 Federal National Mortgage Association
             Medium Term Note
             6.69% Due 2/2/2011                               187,780
Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 2,000,000 Federal National Mortgage Association
             Medium Term Note
             7.84% Due 12/23/2011                        $  1,968,254
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             8.59% Due 2/3/2005                             1,014,897
  1,000,000 Federal National Mortgage Association
             1356k
             5.50% Due 5/15/2021                              847,636
  3,000,000 Federal National Mortgage Association
             CMO 1993-32h
             6.00% Due 3/25/2023                            2,724,780
  1,291,000 Federal National Mortgage Association
             G93-14j
             6.50% Due 3/25/2023                            1,170,924
    955,749 Federal National Mortgage Association
             Remic #1991-47h
             7.50% Due 5/25/2006                              962,563
    803,881 Federal National Mortgage Association
             Remic 1992-210 L
             7.50% Due 4/25/2022                              774,882
    938,278 Federal National Mortgage Association
             Remic 1993-4m
             7.50% Due 3/25/2022                              898,251
  1,000,000 Federal National Mortgage Association
             Remic Fnr 93-226c
             6.00% Due 12/25/2023                             866,593
    670,284 Federal National Mortgage Association
             Remic 1994-69 Class CA
             7.25% Due 3/25/2023                              631,619
  3,145,878 Federal National Mortgage Association
             Pass Thru Pool #050965
             6.50% Due 1/1/2024                             2,944,979
    717,609 Federal National Mortgage Association
             Pool #050987
             6.50% Due 2/1/2009                               696,108
  1,114,697 Federal National Mortgage Association
             Pass Thru Pool #239024
             7.00% Due 10/1/2023                            1,072,783
  1,227,343 Federal National Mortgage Association
             Pass Thru Pool #50966
             7.00% Due 1/1/2024                             1,181,193
    690,345 Federal National Mortgage Association
             Pool #87277
             7.50% Due 4/1/2018                               692,077

See Notes to Financial Statements      31

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   500,000 Federal National Mortgage Association
             FNR 93-61hb
             6.75% Due 3/25/2022                         $    477,755
  1,000,000 Federal National Mortgage Association Note
             7.00% Due 8/12/2002                              980,874
    439,774 Government National Mortgage Association
             Custom #152027
             8.00% Due 10/20/2016                             447,078
     17,819 Government National Mortgage Association
             Custom #209105
             8.00% Due 3/20/2017                               18,121
    321,383 Government National Mortgage Association
             Jumbo #000675
             8.00% Due 12/20/2016                             326,721
     78,211 Government National Mortgage Association
             Jumbo #000710
             8.00% Due 2/20/2017                               79,535
  1,703,592 Government National Mortgage Association
             Pass Through
             8.00% Due 11/15/2024                           1,716,555
    859,032 Government National Mortgage Association
             Pass Thru Pool #377003
             8.00% Due 8/15/2024                              865,569
    820,608 Government National Mortgage Association
             Pass Thru Pool #385850
             8.00% Due 8/15/2024                              826,852
    829,368 Government National Mortgage Association
             Pool #354611
             7.00% Due 7/15/2023                              790,497
      2,114 Government National Mortgage Association
             Pool #002919
             8.00% Due 2/15/2004                                2,168
      1,959 Government National Mortgage Association
             Pool #010855
             8.00% Due 7/15/2006                                2,014
     32,974 Government National Mortgage Association
             Pool #011192
             7.25% Due 4/15/2006                               33,114
     16,381 Government National Mortgage Association
             Pool #025811
             9.00% Due 1/15/2009                               17,445
     84,276 Government National Mortgage Association
             Pool #05214
             8.00% Due 7/15/2005                               86,555
Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$    38,967 Government National Mortgage Association
             Pool #1350
             6.50% Due 3/15/2002                         $     38,422
    207,099 Government National Mortgage Association
             Pool #169957
             8.50% Due 7/15/2016                              215,763
    155,630 Government National Mortgage Association
             Pool #193256
             8.00% Due 3/15/2017                              159,027
    287,166 Government National Mortgage Association
             Pool #196754
             8.50% Due 2/15/2017                              299,212
    138,867 Government National Mortgage Association
             Pool #202887
             8.00% Due 4/15/2017                              141,898
     65,598 Government National Mortgage Association
             Pool #205624
             8.50% Due 3/15/2017                               68,350
    254,376 Government National Mortgage Association
             Pool #213606
             8.00% Due 4/15/2017                              259,929
     13,323 Government National Mortgage Association
             Pool #216159
             8.00% Due 4/15/2017                               13,614
    240,159 Government National Mortgage Association
             Pool #218150
             8.00% Due 6/15/2017                              245,402
    447,306 Government National Mortgage Association
             Pool #226673
             9.50% Due 7/15/2017                              484,311
     12,924 Government National Mortgage Association
             Pool #247493
             8.00% Due 7/15/2018                               13,180
      7,641 Government National Mortgage Association
             Pool #290013
             8.00% Due 4/15/2020                                7,766
    201,177 Government National Mortgage Association
             Pool #290123
             8.00% Due 6/15/2020                              204,465
    157,519 Government National Mortgage Association
             Pool #291195
             8.00% Due 5/15/2020                              160,095
    764,046 Government National Mortgage Association
             Pool #364979
             8.00% Due 4/15/2024                              769,859

See Notes to Financial Statements      32

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   807,457 Government National Mortgage Association
             Pool #373826
             8.00% Due 9/15/2023                         $    816,475
 10,020,000 United States Treasury Bonds
             9.25% Due 2/15/2016                           12,105,413
  3,100,000 United States Treasury Notes
             8.75% Due 8/15/2000                            3,292,780
     10,000 United States Treasury Notes
             5.50% Due 9/30/1997                                9,984
 12,000,000 United States Treasury Notes
             6.50% Due 5/15/2005                           11,673,744
  6,800,000 United States Treasury Zero Coupons
             0.00% Due 2/15/2006                            3,679,676
 19,180,000 United States Treasury Zero Coupons
             0.00% Due 2/15/2010                            7,714,560
  1,000,000 United States Treasury Zero Coupons
             0.00% Due 2/15/1999                              888,869
  7,000,000 United States Treasury Zero Coupons
             0.00% Due 2/15/2002                            5,066,733
Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 5,000,000 United States Treasury Zero Coupons
             0.00% Due 5/15/2004                         $  3,077,995
                                                         ------------
Total United States Government and Agency Obligations
 (Cost $125,265,847)                                     $124,450,696
                                                         ------------
SHORT TERM INVESTMENTS
           UNITED STATES GOVERNMENT AND AGENCY
             OBLIGATIONS                          0.9%
$ 1,250,000 Federal National Mortgage
             Association Discount Note
             6.50% Due 4/1/1997                          $  1,250,000
                                                         ------------
Total Investments (Cost $132,290,289)            99.4%   $131,387,551
Other Assets, Less Liabilities                    0.6%        754,244
                                                ------   ------------
Net Assets                                      100.0%   $132,141,795
                                                ------   ------------
                                                ------   ------------

See Notes to Financial Statements      33

                 Statement of Assets and Liabilities  March 31, 1997 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $132,290,289)--Note 2(A)                                         $131,387,551
  Cash                                                                   70,814
  Receivable for investments sold                                     1,200,000
  Receivable for units sold                                               3,581
  Dividends and interest receivable                                   1,528,656
  Other assets                                                           10,996
                                                                   ------------
                                                                    134,201,598
LIABILITIES:
  Payable for investments purchased                      $1,476,537
  Payable for units redeemed                              457,057
  Payable to investment managers                           38,249
  Accrued expenses                                         87,960     2,059,803
                                                         --------  ------------
NET ASSETS at value, applicable to 4,203,911
  outstanding units of beneficial interest--Note 5                 $132,141,795
                                                                   ------------
                                                                   ------------
NET ASSET VALUE offering and redemption price per unit
  ($132,141,795 divided by 4,203,911 units)                        $      31.43
                                                                   ------------
                                                                   ------------

                 Statement of Operations         Six Months Ended March 31, 1997
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                              $ 5,131,639
                                                          -----------
       Total Income                                                    $ 5,131,639
  Expenses:
    Investment manager's fees--Note 3(A)                      244,611
    Shareholder servicing fees and expenses--Note 3(B)        271,952
    Custodian fees and expenses                                16,806
    Legal and auditing fees                                    11,098
    Consultant fees                                             5,211
    Trustees' fees and expenses--Note 3(C)                     14,753
    Other                                                      29,368
                                                          -----------
       Total Expenses                                                      593,799
                                                                       -----------
INVESTMENT INCOME--NET                                                   4,537,840
REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS--Note
  4:
  Net realized gain on investments                            597,854
  Unrealized (depreciation) on investments                 (1,776,776)
                                                          -----------
NET REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS                  (1,178,922)
                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 3,358,918
                                                                       -----------
                                                                       -----------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                      Six Months
                                                                        Ended
                                                                       3/31/97      Year Ended
                                                                     (Unaudited)     9/30/96
                                                                     ------------  ------------
OPERATIONS:
  Investment income--net                                             $  4,537,840  $  8,692,376
  Net realized gain (loss) on investments                                 597,854       (15,324)
  Unrealized (depreciation) on investments                             (1,776,776)   (2,644,736)
                                                                     ------------  ------------
  Net increase in net assets resulting from operations                  3,358,918     6,032,316
                                                                     ------------  ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                   8,484,082    28,269,160
  Value of units redeemed                                             (30,005,483)  (24,124,192)
                                                                     ------------  ------------
  Net increase (decrease) in net assets resulting from capital
    transactions                                                      (21,521,401)    4,144,968
                                                                     ------------  ------------
  Net increase (decrease)                                             (18,162,483)   10,177,284
NET ASSETS at beginning of period                                     150,304,278   140,126,994
                                                                     ------------  ------------
NET ASSETS at end of period                                          $132,141,795  $150,304,278
                                                                     ------------  ------------
                                                                     ------------  ------------

                   See Notes to Financial Statements

INTERMEDIATE-TERM BOND FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
                                         CORPORATE BONDS   3.3%
$   800,000 Ford Motor Co.CMO 1993-A
             5.78% Due 1/1/1999                                   $   789,080
  1,500,000 New Jersey Bell Telephone Debenture
             4.875% Due 11/1/2000                                   1,401,300
                                                                  -----------
Total Corporate Bonds (Cost $2,259,608)                           $ 2,190,380
                                                                  -----------
                     UNITED STATES GOVERNMENT AND AGENCY
                                             OBLIGATIONS  94.6%
$   250,000 Federal Home Loan Bank
             7.10% Due 5/7/2001                                   $   249,004
  2,000,000 Federal Home Loan Bank
             6.50% Due 11/19/1999                                   1,986,964
    500,000 Federal Home Loan Bank Structured Note
             6.50% Due 3/2/2001                                       496,101
    500,000 Federal Home Loan Bank Structured Note
             6.50% Due 5/8/2006                                       492,169
  1,500,000 Federal Home Loan Bank
             7.00% Due 4/23/2001                                    1,491,081
    500,000 Federal Home Loan Bank
             7.34% Due 9/20/2005                                      489,969
  2,000,000 Federal Home Loan Bank
             7.50% Due 4/11/2006                                    1,967,120
    250,000 Federal Home Loan Bank
             7.74% Due 5/23/2005                                      248,116
    800,000 Federal Home Loan Bank Structured Note
             6.00% Due 4/12/2001                                      803,710
    300,000 Federal Home Loan Bank Structured Note
             7.00% Due 11/22/2005                                     289,865
  2,000,000 Federal Home Loan Bank Structured Note
             6.50% Due 4/10/2006                                    1,986,860
  2,000,000 Federal Home Loan Bank Notes
             6.27% Due 1/14/2004                                    1,903,166
    400,000 Federal Home Loan Mortgage Corp.
             Remic Series 32 Class E
             7.50% Due 3/25/2005                                      400,780
    640,465 Federal Home Loan Mortgage Corp.
             Remic 1680e
             6.50% Due 2/15/2024                                      606,433
  2,000,000 Federal Home Loan Mortgage Corp.
             Remic 1946h
             7.60% Due 11/15/2024                                   2,000,000
    792,257 Federal Home Loan Mortgage Corp.
             157 Remic Cmo
             8.75% Due 7/15/2000                                      797,001

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 1,500,000 Federal Home Loan Mortgage Corp.
             CMO 1489g
             5.85% Due 10/15/2006                                 $ 1,441,710
     15,287 Federal Home Loan Mortgage Corp.
             Pool #200030
             9.00% Due 3/1/2001                                        15,773
     44,642 Federal Home Loan Mortgage Corp.
             Pool #200034
             8.50% Due 5/1/2001                                        45,719
     20,557 Federal Home Loan Mortgage Corp.
             Pool #200035
             9.00% Due 5/1/2001                                        21,211
     80,453 Federal Home Loan Mortgage Corp.
             Pool #200040
             9.00% Due 6/1/2001                                        83,011
     69,235 Federal Home Loan Mortgage Corp.
             Pool #200070
             7.50% Due 4/1/2002                                        69,263
    115,669 Federal Home Loan Mortgage Corp.
             Pool #200071
             7.50% Due 5/1/2002                                       115,715
    103,127 Federal Home Loan Mortgage Corp.
             Pool #212242
             7.50% Due 7/1/2001                                       103,251
     26,144 Federal Home Loan Mortgage Corp.
             Pool #212719
             7.50% Due 8/1/2001                                        26,175
     79,106 Federal Home Loan Mortgage Corp.
             Pool #213857
             7.50% Due 11/1/2001                                       79,201
     29,564 Federal Home Loan Mortgage Corp.
             Pool #214040
             7.50% Due 12/1/2001                                       29,600
     96,583 Federal Home Loan Mortgage Corp.
             Pool #251478
             7.00% Due 12/1/1998                                       96,080
     29,976 Federal Home Loan Mortgage Corp.
             Pool #309883
             7.00% Due 9/1/1998                                        28,703
     69,725 Federal Home Loan Mortgage Corp.
             Pool #320139
             8.00% Due 9/1/2001                                        70,832
    343,078 Federal Home Loan Mortgage Corp.
             Remic 1406n
             8.00% Due 1/15/2022                                      334,147

See Notes to Financial Statements      36

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 1,000,000 Federal Home Loan Mortgage Corp.
             6.355% Due 8/8/2005                                  $   942,769
    500,000 Federal Home Loan Mortgage Corp.
             7.00% Due 4/18/2001                                      497,076
  1,500,000 Federal Home Loan Mortgage Corp.
             6.91% Due 6/20/2005                                    1,459,295
    465,000 Federal Home Loan Mortgage Corp.
             7.35% Due 6/1/2005                                       454,655
  1,000,000 Federal Home Loan Mortgage Corp.
             7.29% Due 4/7/2004                                       986,365
    660,000 Federal Home Loan Mortgage Corp.
             Structured Note
             6.70% Due 9/3/2003                                       637,706
  1,000,000 Federal Home Loan Mortgage Corp.
             8.15% Due 9/12/2006                                      996,484
    948,234 Federal Home Loan Mortgage Corp.
             Gold Remic
             7.00% Due 11/15/2005                                     950,794
  1,000,000 Federal Home Loan Mortgage Corp.
             CMO 1534 F
             6.00% Due 4/15/2020                                      962,980
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             6.25% Due 1/14/2004                                      953,757
  2,000,000 Federal National Mortgage Association
             Medium Term Note
             6.38% Due 6/25/2003                                    1,928,026
  1,500,000 Federal National Mortgage Association
             Medium Term Note
             6.24% Due 1/28/2004                                    1,417,880
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             6.58% Due 3/1/2006                                       957,948
    300,000 Federal National Mortgage Association
             Medium Term Note
             7.78% Due 5/22/2006                                      299,641
  2,500,000 Federal National Mortgage Association
             Medium Term Note
             7.44% Due 11/6/2006                                    2,472,368
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             7.29% Due 11/8/2006                                      977,435
    500,000 Federal National Mortgage Association
             Medium Term Note
             7.65% Due 10/6/2006                                      501,260
Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   500,000 Federal National Mortgage Association
             Medium Term Note
             6.75% Due 2/3/2006                                   $   480,568
  1,000,000 Federal National Mortgage Association
             CMO 1994-10m
             6.50% Due 6/25/2023                                      930,544
    763,635 Federal National Mortgage Association
             Remic 1993-194e
             5.70% Due 6/25/2008                                      703,926
  1,049,900 Federal National Mortgage Association
             Remic
             7.00% Due 7/25/2005                                    1,051,002
  2,235,000 Federal National Mortgage Association
             CMO 1993-162c
             3.00% Due 8/25/2023                                    2,023,300
    447,062 Federal National Mortgage Association
             CMO 93-244a
             0.00% Due 11/25/2023                                     417,537
    500,000 Federal National Mortgage Association
             Remic Fnr1993-167 H
             6.35% Due 1/25/2022                                      471,270
  1,000,000 Federal National Mortgage Association
             Remic Fnr1993-38v
             5.757% Due 8/25/2021                                     913,740
  1,024,274 Federal National Mortgage Association
             Remic X-225c
             6.25% Due 9/25/2022                                      928,682
  2,000,000 Federal National Mortgage Association
             Remic 1995-5e
             8.00% Due 10/15/2007                                   2,017,758
      3,526 Federal National Mortgage Association
             Pool #31435
             8.50% Due 8/1/2001                                         3,620
    717,609 Federal National Mortgage Association
             Pool #050987
             6.50% Due 2/1/2009                                       696,108
     34,604 Federal National Mortgage Association
             Pool #26607
             9.00% Due 5/1/2001                                        35,879
     19,619 Federal National Mortgage Association
             Pool #26707
             9.00% Due 5/1/2001                                        20,342
     84,360 Federal National Mortgage Association
             Pool #28645
             9.00% Due 6/1/2001                                        87,467

See Notes to Financial Statements      37

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   164,554 Federal National Mortgage Association
             Pool #28785
             9.00% Due 6/1/2001                                   $   170,616
     32,534 Federal National Mortgage Association
             Pool #29470
             9.00% Due 7/1/2001                                        33,732
      6,901 Federal National Mortgage Association
             Pool #29658
             8.50% Due 7/1/2001                                         7,086
     75,587 Federal National Mortgage Association
             Pool #30409
             8.50% Due 9/1/2001                                        77,617
    135,225 Federal National Mortgage Association
             Pool #46609
             8.00% Due 5/1/2002                                       137,872
    229,179 Federal National Mortgage Association
             Pool #46872
             8.00% Due 5/1/2002                                       233,270
     14,885 Federal National Mortgage Association
             Pool #47137
             8.00% Due 5/1/2002                                        15,176
    143,647 Federal National Mortgage Association
             Pool #47402
             8.00% Due 5/1/2002                                       146,459
    141,627 Federal National Mortgage Association
             Pool #47932
             8.00% Due 5/1/2002                                       144,400
     94,278 Federal National Mortgage Association
             Pool #48103
             8.00% Due 5/1/2002                                        96,124
     29,161 Federal National Mortgage Association
             Pool #7242
             8.50% Due 7/1/2001                                        29,944
  1,090,612 Federal National Mortgage Association
             Pool #82407
             9.00% Due 3/1/2004                                     1,136,242
Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   383,525 Federal National Mortgage Association
             Pool #87277
             7.50% Due 4/1/2018                                   $   384,487
  1,000,000 Federal National Mortgage Association Note
             7.00% Due 8/12/2002                                      980,874
    829,368 Government National Mortgage Association
             Pool #354611
             7.00% Due 7/15/2023                                      790,497
     10,000 United States Treasury Bonds
             3.50% Due 11/15/1998                                       9,922
  3,000,000 United States Treasury Notes
             7.875% Due 11/15/1999                                  3,092,810
  3,000,000 United States Treasury Zero Coupons
             0.00% Due 2/15/2000                                    2,490,387
  4,000,000 United States Treasury Zero Coupons
             0.00% Due 2/15/1999                                    3,555,476
  4,000,000 United States Treasury Zero Coupons
             0.00% Due 8/15/2002                                    2,795,076
                                                                  -----------
Total United States Government and Agency Obligations
  (Cost $63,421,325)                                              $63,274,979
                                                                  -----------
SHORT TERM INVESTMENTS
           UNITED STATES GOVERNMENT AND AGENCY
             OBLIGATIONS                                   1.1%
$   750,000 Federal National Mortgage Association Discount Note
             6.50% Due 4/1/1997                                   $   750,000
                                                                  -----------
Total Investments (Cost $66,430,933)                      99.0%   $66,215,359
Other Assets, Less Liabilities                             1.0%       662,646
                                                          -----   -----------
Net Assets                                                100.0%  $66,878,005
                                                          -----   -----------
                                                          -----   -----------

See Notes to Financial Statements      38

                 Statement of Assets and Liabilities  March 31, 1997 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $66,430,933)--Note 2(A)                                            $66,215,359
  Cash                                                                    53,867
  Dividends and interest receivable                                      900,517
  Other assets                                                             6,374
                                                                     -----------
                                                                      67,176,117
LIABILITIES:
  Payable for units redeemed                               $207,605
  Payable to investment managers                             21,376
  Accrued expenses                                           69,131      298,112
                                                           --------  -----------
NET ASSETS at value, applicable to 2,228,465 outstanding
  units of
  beneficial interest--Note 5                                        $66,878,005
                                                                     -----------
                                                                     -----------
NET ASSET VALUE offering and redemption price per unit
  ($66,878,005 divided by 2,228,465 units)                           $     30.01
                                                                     -----------
                                                                     -----------

                 Statement of Operations         Six Months Ended March 31, 1997
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                               $2,505,995
                                                           ----------
       Total Income                                                    $2,505,995
  Expenses:
    Investment manager's fees--Note 3(A)                      134,659
    Shareholder servicing fees and expenses--Note 3(B)        183,268
    Custodian fees and expenses                                10,817
    Legal and auditing fees                                     9,702
    Consultant fees                                             5,211
    Trustees' fees and expenses--Note 3(C)                     14,753
    Other                                                      22,556
                                                           ----------
       Total Expenses                                                     380,966
                                                                       ----------
INVESTMENT INCOME--NET                                                  2,125,029
REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS--Note
  4:
  Net realized gain on investments                            640,595
  Unrealized (depreciation) on investments                   (946,254)
                                                           ----------
NET REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS                   (305,659)
                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $1,819,370
                                                                       ----------
                                                                       ----------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                       Six Months
                                                                          Ended
                                                                         3/31/97    Year Ended
                                                                       (Unaudited)    9/30/96
                                                                       -----------  -----------
OPERATIONS:
  Investment income--net                                               $ 2,125,029  $ 5,119,618
  Net realized gain on investments                                         640,595      672,005
  Unrealized (depreciation) on investments                                (946,254)  (2,099,642)
                                                                       -----------  -----------
  Net increase in net assets resulting from operations                   1,819,370    3,691,981
                                                                       -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                    4,653,735    8,291,530
  Value of units redeemed                                              (14,349,060) (27,711,540)
                                                                       -----------  -----------
  Net (decrease) in net assets resulting from capital transactions      (9,695,325) (19,420,010)
                                                                       -----------  -----------
  Net (decrease)                                                        (7,875,955) (15,728,029)
NET ASSETS at beginning of period                                       74,753,960   90,481,989
                                                                       -----------  -----------
NET ASSETS at end of period                                            $66,878,005  $74,753,960
                                                                       -----------  -----------
                                                                       -----------  -----------

                   See Notes to Financial Statements

SHORT-TERM INVESTMENT FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

Principal
Amount                                                              Value
----------                                                       -----------
                                       COMMERCIAL PAPER   5.9%
$  500,000 General Electric Capital Corp.
            5.34% Due 6/10/1997                                  $   493,160
 1,000,000 Pitney Bowes
            5.26% Due 4/3/1997                                       999,708
                                                                 -----------
Total Commercial Paper (Cost $1,494,516)                         $ 1,492,868
                                                                 -----------
                                        CORPORATE NOTES   0.6%
$   75,000 H.J. Heinz Co.
            5.50% Due 9/15/1997                                  $    74,861
    23,000 Wal-Mart Stores
            5.50% Due 3/1/1998                                        22,851
    50,000 Wal-Mart Stores
            5.50% Due 9/15/1997                                       49,876
                                                                 -----------
Total Corporate Notes (Cost $147,644)                            $   147,588
                                                                 -----------
                    UNITED STATES GOVERNMENT AND AGENCY
                                            OBLIGATIONS  93.5%
$  500,000 Federal Farm Credit Bank
            5.73% Due 2/3/1998                                   $   498,711
 1,000,000 Federal Home Loan Bank
            5.685% Due 11/20/1997                                    998,558
   500,000 Federal Home Loan Bank Discount Note
            5.16% Due 5/16/1997                                      496,775
   250,000 Federal Home Loan Bank
            5.61% Due 1/26/1998                                      249,032
   400,000 Federal Home Loan Bank
            5.49% Due 1/16/1998                                      398,218
   850,000 Federal Home Loan Bank
            6.00% Due 8/25/1998                                      845,657
   200,000 Federal Home Loan Bank
            5.11% Due 2/23/1998                                      198,176
   100,000 Federal Home Loan Bank
            6.375% Due 3/24/1999                                      99,695
 1,000,000 Federal Home Loan Mortgage Corp.
            Discount Note
            5.42% Due 6/3/1997                                       990,374
   150,000 Federal Home Loan Mortgage Corp. Note
            5.20% Due 8/4/1997                                       149,770

Principal
Amount                                                              Value
----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$  500,000 Federal Home Loan Mortgage Corp.
            5.47% Due 4/1/1997                                   $   500,000
   100,000 Federal Home Loan Mortgage Corp.
            5.31% Due 4/29/1998                                       98,991
16,200,000 Federal National Mortgage Association
            Discount Note
            6.50% Due 4/1/1997                                    16,200,000
    30,000 Federal National Mortgage Association
            5.35% Due 10/10/1997                                      29,932
   200,000 Federal National Mortgage Association
            5.30% Due 3/11/1998                                      198,348
   300,000 Federal National Mortgage Association
            Medium Term Note
            5.53% Due 12/16/1997                                     299,251
   100,000 Federal National Mortgage Association
            Medium Term Note
            5.20% Due 4/20/1998                                       98,981
   500,000 Federal National Mortgage Association
            Medium Term Note
            5.40% Due 3/18/1998                                      496,655
   300,000 Federal National Mortgage Association
            Medium Term Note
            5.25% Due 4/22/1998                                      297,182
   200,000 Federal National Mortgage Association
            Medium Term Note
            5.65% Due 10/20/1997                                     199,903
   500,000 Federal National Mortgage Association
            Medium Term Note
            5.62% Due 2/23/1998                                      498,065
                                                                 -----------
Total United States Government and Agency
Obligations (Cost $23,856,218)                                   $23,842,274
                                                                 -----------
Total Investments (Cost $25,498,378)                     99.9%   $25,482,730
Other Assets, Less Liabilities                            0.1%        25,252
                                                         -----   -----------
Net Assets                                               100.0%  $25,507,982
                                                         -----   -----------
                                                         -----   -----------

See Notes to Financial Statements      41

                 Statement of Assets and Liabilities  March 31, 1997 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $25,498,378)--Note 2(A)                                            $25,482,730
  Cash                                                                    62,342
  Dividends and interest receivable                                       84,753
  Other assets                                                            14,308
                                                                     -----------
                                                                      25,644,133
LIABILITIES:
  Payable for investments purchased                         $74,976
  Payable for units redeemed                                  3,955
  Payable to investment managers                              5,387
  Accrued expenses                                           51,833      136,151
                                                           --------  -----------
NET ASSETS at value, applicable to 1,232,149 outstanding
  units of
  beneficial interest--Note 5                                        $25,507,982
                                                                     -----------
                                                                     -----------
NET ASSET VALUE offering and redemption price per unit
  ($25,507,982 divided by 1,232,149 units)                           $     20.70
                                                                     -----------
                                                                     -----------

                 Statement of Operations         Six Months Ended March 31, 1997
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                                  $ 692,025
                                                              ---------
       Total Income                                                      $ 692,025
  Expenses:
    Investment manager's fees--Note 3(A)                         32,239
    Shareholder servicing fees and expenses--Note 3(B)           76,927
    Custodian fees and expenses                                   5,826
    Legal and auditing fees                                       8,854
    Consultant fees                                               5,211
    Trustees' fees and expenses--Note 3(C)                       14,753
    Other                                                        18,648
                                                              ---------
       Total Expenses                                           162,458
       Less expense reimbursement--Note 3(A)                    (59,292)
                                                              ---------
       Net Expenses                                                        103,166
                                                                         ---------
INVESTMENT INCOME--NET                                                     588,859
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS--Note 4:
  Realized gain on investments                                   --
  Unrealized (depreciation) on investments                      (10,102)
                                                              ---------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                          (10,102)
                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 578,757
                                                                         ---------
                                                                         ---------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                       Six Months
                                                                          Ended
                                                                         3/31/97    Year Ended
                                                                       (Unaudited)    9/30/96
                                                                       -----------  -----------
OPERATIONS:
  Investment income--net                                               $   588,859  $ 1,273,516
  Net realized gain on investments                                         --           --
  Unrealized (depreciation) on investments                                 (10,102)     (12,603)
                                                                       -----------  -----------
  Net increase in net assets resulting from operations                     578,757    1,260,913
                                                                       -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                   11,294,950   11,983,285
  Value of units redeemed                                              (12,033,812) (14,936,022)
                                                                       -----------  -----------
  Net (decrease) in net assets resulting from capital transactions        (738,862)  (2,952,737)
                                                                       -----------  -----------
  Net (decrease)                                                          (160,105)  (1,691,824)
NET ASSETS at beginning of period                                       25,668,087   27,359,911
                                                                       -----------  -----------
NET ASSETS at end of period                                            $25,507,982  $25,668,087
                                                                       -----------  -----------
                                                                       -----------  -----------

                   See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
                 NOTE 1--GENERAL
                     Participation in RSI Retirement Trust ("RSI") is limited to
                 IRA's and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations determined by the Trustees of RSI to have business interests in common with organizations participating in RSI. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") and have been established under pension or profit sharing plans which are qualified under Section 401 of the Code ("Participating Plans").

                     In order to provide investment products to Participating
                 Plans, RSI operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 ("Trust Agreement"), as a series fund currently issuing as of March 31, 1997 seven classes of units of beneficial interest: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund ("Investment Funds"). The Trust Agreement was amended in 1984 to provide for the continued operation of RSI as an open-end management investment company under the Investment Company Act of 1940 ("Act"). Retirement System Distributors Inc. ("Distributors") acts as the distributor of the Investment Funds' units of beneficial interest. The Distributor is a wholly owned subsidiary of Retirement System Group Inc. ("Group").

                     On April 24, 1992, the remaining unitholders of RSI's
                 Dedicated Bond Fund sold their units and the proceeds were used to purchase units in other RSI fixed-income funds. The Dedicated Bond Fund has been inactive subsequent to this date, but may be reactivated again, should a number of clients elect to "immunize" their retiree liabilities. The financial highlights of the Dedicated Bond Fund are presented for the period from October 1, 1991 through April 24, 1992, the date on which all of its units were redeemed.

                     The financial statements of the Investment Funds are
                 presented on a combined and individual basis. The combined financial statements should be read in conjunction with the individual financial statements.

                 NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

                 (A) SECURITIES VALUATION:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

                     (1)each listed security is valued at its closing price
                        obtained from the respective exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing or bid price. For international securities other than those traded on Far East markets, the last recorded prices at the close of business on the New York Stock Exchange are used to price the holdings. For securities traded in the Far East markets, the closing prices are used to value the securities.

                     (2)each unlisted security quoted on the NASDAQ is valued at the last current bid price obtained from the NASDAQ;

                     (3)United States Government and agency obligations and
                        certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations.

                     (4)mortgage-backed securities and asset-backed securities
                        are valued with a cash flow model based on both the pre-payment assumptions (Public Securities Association median) and the price-yield spreads over comparable United States Treasury Securities.

                     (5)short-term money market instruments (such as
                        certificates of deposit, bankers' acceptances and commercial paper) are valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit rating.

                     Debt securities with remaining maturities of 60 days or
                 less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of RSI using methods and procedures reviewed and approved by RSI's Trustees.

                     Investments and other assets and liabilities denominated in foreign currencies are translated to US. dollars at the prevailing rates of exchange. It is not practical to isolate that portion of income arising from changes in the exchange rates from the portion arising from changes in the market prices of securities.

                 (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:  Securities
                     transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, amortization of discount and premium on investments and zero coupon bonds, is recognized on an accrual basis.

                     The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' Manager, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

                     The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and "marked to market" daily to reflect the current value of the option written. If the written option is exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

                 (C) DIVIDENDS TO UNITHOLDERS:  RSI does not normally declare nor pay dividends on its net investment income or capital gains.

                 (D) FEDERAL INCOME TAXES:  RSI has received a determination letter from the Internal Revenue Service stating that it is exempt from taxation under Section 501(a) of the Internal Revenue Code with respect to funds derived from Participating Plans which are pension or profit sharing trusts maintained in conformity with Section 401 of the Code.

                 (E) ACCOUNTING ESTIMATES:  The preparation of financial
                     statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                 (F) OTHER:  RSI accounts separately for the assets, liabilities and operations of each Investment Fund. Expenses directly attributed to each Investment Fund are charged to that Investment Fund's operations; expenses which are applicable to all Investment Funds are allocated among them.

                     Administrative expenses incurred by RSI relating to the administration of Plans of Participation are charged to Full Participation Employers (as defined in the Trust Agreement) and are not included in the operation of the Investment funds.

                     The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by "marking to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. The Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

                 NOTE 3--INVESTMENT MANAGERS' FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                 (A) Retirement System Investors Inc. ("Investors") is the
                     Investment Advisor for each Investment Fund. Investors has retained sub-advisors to manage the International Equity Fund and the Emerging Growth Equity Fund. Investors acts as Investment Manager to the remaining Trust Investment Funds, and in the case of all Investment Funds, exercises general oversight with respect to the portfolio management, including reporting of manager performance to the Trustees and Investment Committee, compliance matters, sub-advisory portfolio analysis, and presentations to unitholders. Prior to April 1, 1995, NFJ Investment Group was the sub-advisor of the Value Equity Fund.

                     Beginning April 1, 1997, HLM Management Company, Inc. became one of the two sub-advisors to the Emerging Growth Equity Fund, replacing the Putnam Advisory Company, Inc. Friess Associates, Inc. continues to be the other sub-advisor to the Emerging Growth Equity Fund.

                     Fees incurred by Investors pursuant to the provisions of its investment management contracts are payable monthly to Investors and quarterly to all sub-advisors and are computed based on the value of the net assets of each Investment Fund determined on a monthly or quarterly bases as appropriate at the rates listed in the following table.

INVESTMENT FUND                   INVESTMENT MANAGER                         FEE
-----------------------  -------------------------------------  ------------------------------
Core Equity Fund         Retirement System Investors Inc.       .60% on first $50 million
                                                                .50% on next $150 million,
                                                                and .40% over $200 million
Value Equity Fund        Retirement System Investors Inc.       .60% on first $10 million,
                                                                .50% on next $10 million,
                                                                .40% on next $20 million,
                                                                .30% on next $20 million,
                                                                .20% on next $40 million,
                                                                .15% on next $50 million,
                                                                and .10% over $150 million
Emerging Growth          Friess Associates, Inc.                1.00%
  Equity Fund              (Sub-adviser)
                         The Putnam Advisory                    1.00% on first $25 million,
                           Company, Inc.                        and .75% over $25 million
                           (Sub-adviser until 3/31/97)
                         HLM Management Company, Inc.           same fee structure
                           (Sub-adviser, commencing 4/1/97)

INVESTMENT FUND                   INVESTMENT MANAGER                         FEE
-----------------------  -------------------------------------  ------------------------------
International            Morgan Grenfell Investment             .60% on first $50 million,
  Equity Fund              Services Limited (Sub-adviser)       and .50% over $50 million
Actively Managed Bond    Retirement System Investors Inc.       .40% on first $50 million,
  Fund                                                          .30% on next $100 million,
                                                                and .20% over $150 million
Intermediate-Term Bond   Retirement System Investors Inc.       .40% on first $50 million,
  Fund                                                          .30% on next $100 million,
                                                                and .20% over $150 million
Short-Term               Retirement System Investors Inc.       .25 on first $50 million,
  Investment Fund                                               and .20% over $50 million

                     RSI's investment management agreement with Investors provides for RSI to receive a management fee of 0.20% per annum of the average daily net assets of the Investment Funds that employ a sub-advisor. For the period ended March 31, 1997, Investors has voluntarily waived a portion of its investment manager's fee from the Short-Term Investment Fund amounting to $59,292, to limit the Fund's annual expenses to 0.80% of average net assets.

                 (B) Shareholder servicing fees and expenses for the period ended March 31, 1997 consist of fees paid to Retirement System Consultants Inc., (a subsidiary of Group) under a contract for providing administrative services for the Investment Funds. The fee arrangement applicable for each of the investment funds is as follows:

AVERAGE NET ASSETS                    FEE
---------------------------------  ---------
First $25 million                        .60%
Next $25 million                         .50%
Next $25 million                         .40%
Next $25 million                          30%
Over $100 million                        .20%

                 (C) Each Trustee who is not an officer of RSI receives an
                     annual fee of $9,500 and a fee of $950 per meeting attended, except that such fee is $400 for a telephonic meeting. Such Trustees also participate in a deferred compensation plan which permits each Trustee to defer payment of a portion of their fees. A Trustee and several officers of RSI are also officers of Group and its subsidiaries.

                 NOTE 4--SECURITIES TRANSACTIONS
                     The following summarizes the securities transactions, other than short-term securities, by the various Investment Funds for the period ended March 31, 1997:

                                                         PURCHASES         SALES
                                                       --------------  --------------
Core Equity Fund                                       $    9,391,220  $   38,926,745
Value Equity Fund                                          33,253,203      49,785,676
Emerging Growth Equity Fund                                57,645,512      72,983,484
International Equity Fund                                  12,692,600      19,164,005
Actively Managed Bond Fund                                 32,706,293      49,425,091
Intermediate-Term Bond Fund                                25,623,676      29,969,455

                     Net unrealized appreciation (depreciation) consisting of
                 gross unrealized appreciation and gross unrealized depreciation at March 31, 1997 for each of the Investment Funds was as follows:

                                      NET UNREALIZED        GROSS            GROSS
                                       APPRECIATION       UNREALIZED      UNREALIZED
                                      (DEPRECIATION)     APPRECIATION    DEPRECIATION
                                     ----------------  ----------------  -------------
Core Equity Fund                     $    108,850,369  $    109,719,857   $  (869,490)
Value Equity Fund                           6,896,853         7,533,514      (636,661)
Emerging Growth Equity Fund                 9,889,243        14,382,211    (4,492,968)
International Equity Fund                   4,621,920         6,206,118    (1,584,198)
Actively Managed Bond Fund                   (902,738)        1,115,257    (2,017,995)
Intermediate-Term Bond Fund                  (215,574)          503,506      (719,080)
Short-Term Investment Fund                    (15,648)              324       (15,972)

                     As of March 31, 1997, the International Equity Fund has
                 outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements at the Fund's net gain of $57,665, which is the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at March 31, 1997.

                                    CONTRACTS TO SELL
                ----------------------------------------------------------
     2,045,000  German Marks for U.S. $1,253,079 4/24/97                       30,251
     6,915,000  French Francs for U.S.$1,256,071 4/24/97                       27,414
                                                                            ---------
                                                                            $  57,665
                                                                            ---------
                                                                            ---------

                     The following summarizes the market value of securities
                 that were on loan to brokers and the value of securities and cash held as collateral for these loans at March 31, 1997:

                                                          VALUE OF
                                                         SECURITIES       VALUE OF
                                                           LOANED        COLLATERAL
                                                       --------------  --------------
Core Equity Fund                                       $    4,059,631  $    4,141,908
Value Equity Fund                                           1,653,452       1,686,594
Emerging Growth Equity Fund                                23,857,470      24,336,723
International Equity Fund                                   2,365,301       2,539,565
Actively Managed Bond Fund                                 27,478,074      28,151,549
Intermediate Term Bond Fund                                 6,880,420       7,085,300

                     These securities lending arrangements may result in
                 significant credit exposure in the event the counterparty to the transaction was unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collaterized by cash or securities with a market value in excess of the Investment Funds obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

                     For the period ended March 31, 1997 the Emerging Growth
                 Equity Fund and the International Equity Fund each had expenses paid through brokerage/service arrangements which amounted to $15,260 and $10,340 respectively.

                 NOTE 5--CAPITAL TRANSACTIONS:

                     At March 31, 1997 there were an unlimited number of units
                 of beneficial interest authorized for each Investment Fund.

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the period ended March 31, 1997 were as follows:

                             Core Equity             Value Equity
                                Fund                     Fund
                       -----------------------  -----------------------
                         Units       Amount       Units       Amount
                       ---------  ------------  ---------  ------------
Units sold                63,271  $  3,994,873     49,357  $  2,206,788
Units redeemed          (658,175)  (41,667,798)  (229,668)  (10,432,546)
                       ---------  ------------  ---------  ------------
Net (decrease)          (594,904) $(37,672,925)  (180,311) $ (8,225,758)
                       ---------  ------------  ---------  ------------
                       ---------  ------------  ---------  ------------

                           Emerging Growth           International
                             Equity Fund              Equity Fund
                       -----------------------  -----------------------
                         Units       Amount       Units       Amount
                       ---------  ------------  ---------  ------------
Units sold                92,567  $  6,180,405    145,037  $  6,619,759
Units redeemed          (247,141)  (16,932,411)  (270,079)  (12,308,582)
                       ---------  ------------  ---------  ------------
Net (decrease)          (154,574) $(10,752,006)  (125,042) $ (5,688,823)
                       ---------  ------------  ---------  ------------
                       ---------  ------------  ---------  ------------

                          Actively Managed         Intermediate-Term
                              Bond Fund                Bond Fund
                       -----------------------  -----------------------
                         Units       Amount       Units       Amount
                       ---------  ------------  ---------  ------------
Units sold               268,043  $  8,484,082    155,455  $  4,653,735
Units redeemed          (946,363)  (30,005,483)  (477,971)  (14,349,060)
                       ---------  ------------  ---------  ------------
Net (decrease)          (678,320) $(21,521,401)  (322,516) $ (9,695,325)
                       ---------  ------------  ---------  ------------
                       ---------  ------------  ---------  ------------

                              Short-Term
                            Investment Fund
                        -----------------------
                          Units       Amount
                        ---------  ------------
Units sold                552,460  $ 11,294,950
Units redeemed           (588,209)  (12,033,812)
                        ---------  ------------
Net (decrease)            (35,749) $   (738,862)
                        ---------  ------------
                        ---------  ------------

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the year ended September 30, 1996 were as follows:

                              Core Equity             Value Equity
                                 Fund                     Fund
                        -----------------------  ----------------------
                          Units       Amount       Units      Amount
                        ---------  ------------  ---------  -----------
Units sold                338,372  $ 17,141,226    171,011  $ 6,089,364
Units redeemed           (562,143)  (28,996,541)  (197,341)  (7,173,870)
                        ---------  ------------  ---------  -----------
Net (decrease)           (223,771) $(11,855,315)   (26,330) $(1,084,506)
                        ---------  ------------  ---------  -----------
                        ---------  ------------  ---------  -----------

                            Emerging Growth          International
                              Equity Fund             Equity Fund
                        -----------------------  ----------------------
                          Units       Amount       Units      Amount
                        ---------  ------------  ---------  -----------
Units sold                182,662  $ 10,600,409    209,851  $ 8,808,775
Units redeemed           (228,340)  (13,437,810)  (108,338)  (4,705,939)
                        ---------  ------------  ---------  -----------
Net increase
 (decrease)               (45,678) $ (2,837,401)   101,513  $ 4,102,836
                        ---------  ------------  ---------  -----------
                        ---------  ------------  ---------  -----------

                          Actively Managed         Intermediate-Term
                              Bond Fund                Bond Fund
                       -----------------------  -----------------------
                         Units       Amount       Units       Amount
                       ---------  ------------  ---------  ------------
Units sold               942,767  $ 28,269,160    289,856  $  8,291,530
Units redeemed          (797,462)  (24,124,192)  (969,774)  (27,711,540)
                       ---------  ------------  ---------  ------------
Net increase
 (decrease)              145,305  $  4,144,968   (679,918) $(19,420,010)
                       ---------  ------------  ---------  ------------
                       ---------  ------------  ---------  ------------

                              Short-Term
                            Investment Fund
                        -----------------------
                          Units       Amount
                        ---------  ------------
Units sold                608,462  $ 11,983,285
Units redeemed           (757,202)  (14,936,022)
                        ---------  ------------
Net (decrease)           (148,740) $ (2,952,737)
                        ---------  ------------
                        ---------  ------------

                     Net Assets at March 31, 1997 are comprised as follows:

                                              Emerging
                              Core Equity      Growth     Value Equity  International
                                  Fund      Equity Fund       Fund      Equity Fund
                              ------------  ------------  ------------  -----------
Paid-in capital (deficit)     $(68,229,696) $(25,235,224) $(28,897,470) $(2,006,384)
Accumulated income             132,204,248    81,832,143    63,852,731   30,082,853
Accumulated realized gain       23,905,233     8,249,687     9,007,416    1,905,425
Unrealized appreciation        108,850,368     9,889,243     6,896,853    4,621,920
                              ------------  ------------  ------------  -----------
                              $196,730,153  $ 74,735,849  $ 50,859,530  $34,603,814
                              ------------  ------------  ------------  -----------
                              ------------  ------------  ------------  -----------

                                          Short-Term                       Actively
                                          Investment    Intermediate-Term   Managed
                                             Fund          Bond Fund      Bond Fund
                                        --------------  ---------------
Paid-in capital (deficit)                $(16,068,065)   $ (68,703,217)  $(52,195,011)
Accumulated income                         41,591,695      135,156,201    184,641,690
Accumulated realized gain                           0          640,595        597,854
Unrealized (depreciation)                     (15,648)        (215,574)      (902,738)
                                        --------------  ---------------  ------------
                                         $ 25,507,982    $  66,878,005   $132,141,795
                                        --------------  ---------------  ------------
                                        --------------  ---------------  ------------

                 NOTE 6--FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

                     The Investment Funds activity during the year in writing
                 equity call options had off-balance sheet risk of accounting loss. These financial instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. A written equity call option obligates the Investment Funds to deliver the underlying security upon exercise by the holder of the option. The Investment Funds cover options written by owning the underlying security.

                     A summary of the Investment Funds option transactions
                 written for the period ended March 31, 1997 follows:

                                                          Number of
                                                           Options     Premiums
                                                          Contracts    Received
                                                        -------------  ---------
Contracts outstanding at September 30, 1996                     380       72,005
Options written                                                 130    $  53,245
Options exercised                                               (11)      (8,521)
Options expired                                                (410)     (79,353)
Contracts outstanding at March 31, 1997                          89    $  37,376

                 NOTE 7--FINANCIAL HIGHLIGHTS

                                                           CORE EQUITY FUND
                                    --------------------------------------------------------------
                                      Six
                                    Months      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/97    9/30/96    9/30/95    9/30/94    9/30/93    9/30/92
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                            $56.57      $46.71     $35.57     $34.49     $30.09     $27.68
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment Income--net                0.22        0.72       0.74       0.54       0.56       0.65
Net realized and unrealized gain
  on investments                      3.79        9.14      10.40       0.54       3.84       1.76
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations      4.01        9.86      11.14       1.08       4.40       2.41
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period  $60.58      $56.57     $46.71     $35.57     $34.49     $30.09
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                         7.09 %     21.11%     31.32%      3.13%     14.62%      8.71%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                           (0.90)%     (0.92)%    (0.98)%    (1.01)%    (0.99)%    (0.95)%
  Investment income--net              0.88 %      1.40%      1.86%      1.56%      1.74%      2.25%
Portfolio Turnover Rate+              4.39 %      9.95%      7.91%      6.47%     13.41%     18.94%
Average Commission Rate Paid (per
  share)                             $0.05       $0.05      --         --         --         --
Net Assets at End of the Period
  ($1,000's)                        $196,730   $217,356   $189,942   $141,544   $146,137   $134,269

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                          VALUE EQUITY FUND
                                    --------------------------------------------------------------
                                      Six
                                    Months      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/97    9/30/96    9/30/95    9/30/94    9/30/93    9/30/92
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                            $39.67      $32.63     $27.05     $26.48     $22.94     $21.48
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income--net                0.29        0.72       0.93       0.79       0.70       0.52
Net realized and unrealized gain
  (loss) on investments               4.80        6.32       4.65      (0.22)      2.84       0.94
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations      5.09        7.04       5.58       0.57       3.54       1.46
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period  $44.76      $39.67     $32.63     $27.05     $26.48     $22.94
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                        12.83 %     21.58%     20.63%      2.15%     15.43%      6.80%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses**                         (1.22)%     (1.20)%    (1.32)%    (1.41)%    (1.70)%    (1.55)%
  Investment income--net              1.40 %      1.98%      3.24%      3.02%      2.83%      2.32%
Portfolio Turnover Rate+             73.41 %     61.53%     67.06%     40.41%     54.46%     14.26%
Average Commission Rate Paid (per
  share)                             $0.05       $0.01      --         --         --         --
Net Assets at End of the Period
  ($1,000's)                        $50,860    $52,231    $43,824    $35,603    $38,104    $33,417

                    * Using average units basis.
                   ** Ratio reflects fees paid with brokerage commissions only for the years ended 9/30/96 and 9/30/95. For the period ended 3/31/97, no expenses were paid through brokerage/service arrangements.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                           EMERGING GROWTH
                                                             EQUITY FUND
                                    --------------------------------------------------------------
                                      Six
                                    Months      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/97    9/30/96    9/30/95    9/30/94    9/30/93    9/30/92
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                            $67.07      $52.58     $35.96     $35.52     $24.26     $23.34
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income (loss)--net        (0.55)      (0.90)     (0.67)     (0.57)     (0.53)     (0.35)
Net realized and unrealized gain
  (loss) on investments              (5.22)      15.39      17.29       1.01      11.79       1.27
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations     (5.77)      14.49      16.62       0.44      11.26       0.92
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period  $61.30      $67.07     $52.58     $35.96     $35.52     $24.26
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                        (8.60)%     27.56%     46.22%      1.24%     46.41%      3.94%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses**                         (1.94)%     (1.91)%    (2.12)%    (2.08)%    (2.27)%    (2.18)%
  Investment income--net             (1.44)%     (1.54)%    (1.61)%    (1.64)%    (1.78)%    (1.43)%
Portfolio Turnover Rate+             70.42 %    150.40%    170.54%    114.15%    145.59%    135.45%
Average Commission Rate Paid (per
  share)                             $0.02       $0.02      --         --         --         --
Net Assets at End of the Period
  ($1,000's)                        $74,736    $92,136    $74,625    $48,293    $56,645    $40,844

                    * Using average units basis.
                   ** Ratio reflects fees paid with brokerage commissions only for the period ended 3/31/97 and for the years ended 9/30/96 and 9/30/95.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                      INTERNATIONAL EQUITY FUND
                                    --------------------------------------------------------------
                                      Six
                                    Months      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/97    9/30/96    9/30/95    9/30/94    9/30/93    9/30/92
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                            $45.25      $40.25     $38.08     $34.36     $28.27     $29.26
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income (loss)--net        (0.16)      (0.08)     (0.02)     (0.09)     (0.21)     (0.16)
Net realized and unrealized gain
  (loss) on investments               1.04        5.08       2.19       3.81       6.30      (0.83)
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations      0.88        5.00       2.17       3.72       6.09      (0.99)
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period  $46.13      $45.25     $40.25     $38.08     $34.36     $28.27
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                         1.94 %     12.42%      5.70%     10.83%     21.54%     (3.38)%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses**                         (1.88)%     (1.93)%    (1.90)%    (1.96)%    (2.83)%    (2.69)%
  Investment income--net             (0.74)%     (0.20)%    (0.07)%    (0.25)%    (0.68)%    (0.50)%
Portfolio Turnover Rate+             34.67 %     51.29%     51.40%     44.25%     55.02%     52.58%
Average Commission Rate Paid (per
  share)                             $0.02       $0.02      --         --         --         --
Net Assets at End of the Period
  ($1,000's)                        $34,604    $39,602    $31,143    $28,672    $21,769    $18,997

                    * Using average units basis.
                   ** Ratio reflects fees paid with brokerage commissions only for the period ended 3/31/97 and for the years ended 9/30/96 and 9/30/95.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                           ACTIVELY MANAGED
                                                              BOND FUND
                                    --------------------------------------------------------------
                                      Six
                                    Months      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/97    9/30/96    9/30/95    9/30/94    9/30/93    9/30/92
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                            $30.79      $29.58     $26.06     $27.43     $24.57     $21.74
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income--net                0.88        1.80       1.64       1.47       1.23       1.54
Net realized and unrealized gain
  (loss) on investments              (0.24)      (0.59)      1.88      (2.84)      1.63       1.29
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations      0.64        1.21       3.52      (1.37)      2.86       2.83
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period  $31.43      $30.79     $29.58     $26.06     $27.43     $24.57
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                         2.08 %      4.09%     13.51%     (4.99)%    11.64%     13.02%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                           (0.80)%     (0.80)%    (0.84)%    (0.82)%    (0.87)%    (0.84)%
  Investment income--net              6.12 %      5.94%      5.95%      5.51%      5.22%      6.87%
Portfolio Turnover Rate+             20.81 %     17.14%     18.21%      8.54%    170.16%    132.97%
Net Assets at End of the Period
  ($1,000's)                        $132,142   $150,304   $140,127   $136,210   $146,918   $189,827

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                          INTERMEDIATE-TERM
                                                              BOND FUND
                                    --------------------------------------------------------------
                                      Six
                                    Months      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/97    9/30/96    9/30/95    9/30/94    9/30/93    9/30/92
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                            $29.30      $28.01     $25.40     $25.95     $24.20     $21.72
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income--net                0.84        1.74       1.66       1.46       1.48       1.55
Net realized and unrealized gain
  (loss) on investments              (0.13)      (0.45)      0.95      (2.01)      0.27       0.93
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations      0.71        1.29       2.61      (0.55)      1.75       2.48
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period  $30.01      $29.30     $28.01     $25.40     $25.95     $24.20
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                         2.42 %      4.61%     10.28%     (2.12)%     7.23%     11.42%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                           (1.04)%     (0.98)%    (0.98)%    (0.95)%    (1.07)%    (0.98)%
  Investment income--net              5.78 %      6.06%      6.27%      5.68%      5.95%      6.78%
Portfolio Turnover Rate+             36.59 %     13.20%     15.95%     17.92%     12.39%     24.86%
Net Assets at End of the Period
  ($1,000's)                        $66,878    $74,754    $90,482    $89,780    $97,796    $117,107

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                              SHORT-TERM
                                                           INVESTMENT FUND
                                    --------------------------------------------------------------
                                      Six
                                    Months      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/97    9/30/96    9/30/95    9/30/94    9/30/93    9/30/92
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                            $20.24      $19.31     $18.36     $17.83     $17.43     $16.80
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income--net                0.48        0.94       0.93       0.53       0.43       0.64
Net realized and unrealized gain
  (loss) on investments              (0.02)      (0.01)      0.02       0.00      (0.03)     (0.01)
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations      0.46        0.93       0.95       0.53       0.40       0.63
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period  $20.70      $20.24     $19.31     $18.36     $17.83     $17.43
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                         2.27 %      4.82%      5.17%      2.97%      2.29%      3.75%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                           (0.80)%     (0.80)%    (0.80)%    (0.80)%    (0.89)%    (0.79)%
  Investment income--net              4.54 %      4.76%      4.94%      2.92%      2.43%      3.72%
  Decrease in above expense ratio
    due to fee waiver                 0.23 %      0.39%      0.34%      0.32%        --%        --%
Net Assets at End of the Period
  ($1,000's)                        $25,508    $25,668    $27,360    $29,975    $35,117    $34,911

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                                            DEDICATED
                                                                            BOND
                                                                             FUND
                                                                             (See
                                                                            Note 1)
                                                                            -------
                                                                             Year
                                                                             Ended
                                                                            9/30/92***
                                                                            -------
Per Unit Operating Performance:*
  (for a unit outstanding throughout the period)
Net Asset Value, Beginning of Period                                        $18.97
                                                                            -------
Income from Investment Operations:                                          0.79
Net realized and unrealized gain (loss) on investments                      0.07
                                                                            -------
Total from Investment Operations                                            0.86
                                                                            -------
Net Asset Value, End of the Period                                          $19.83 **
                                                                            -------
                                                                            -------
Total Return+                                                               4.53   %

Ratios/Supplemental Data

Ratios to Average Net Assets***
  Expenses**                                                                (0.75 )
  Investment income--net                                                    7.45   %
Portfolio Turnover Rate                                                      0
Net Assets at End of the Period ($1,000's)                                  $0

                     * Using average units basis.
                    ** Period from October 1, 1991 to April 24, 1992
                   *** Annualized
                     + Not annualized.

                 OFFICERS
                 ---------------------------------------------------------------
                 William Dannecker, President
                 James P. Coughlin, C.F.A., Executive Vice President and Chief Investment Officer
                 Stephen P. Pollak, Esq., Executive Vice President, Counsel and Secretary
                 John F. Meuser, Senior Vice President and Treasurer
                 Durando J. Saccente, Vice President
                 Veronica A. Fisher, First Vice President and Assistant
                 Treasurer
                 Herbert Kuhl, Jr., C.F.A., First Vice President
                 Denise F. Roche, First Vice President
                 Chris R. Kaufman, Second Vice President
                 Deborah A. Modzelewski, Second Vice President
                 Heidi Viceconte, Second Vice President

                 CONSULTANTS
                 ---------------------------------------------------------------
                 Actuarial--Retirement System Consultants Inc.
                 Investments--Hewitt Associates, LLC

                 INVESTMENT MANAGERS
                 ---------------------------------------------------------------
                 Friess Associates, Inc.
                 HLM Management Co., Inc.
                 Morgan Grenfell Investment Services Limited
                 Retirement System Investors Inc.

                 CUSTODIANS
                 ---------------------------------------------------------------
                 The Chase Manhattan Bank, N.A.
                 Custodial Trust Company

                 DISTRIBUTOR
                 ---------------------------------------------------------------
                 Retirement System Distributors Inc.

                 TRANSFER AGENT
                 ---------------------------------------------------------------
                 Retirement System Consultants Inc.

                 INDEPENDENT AUDITORS
                 ---------------------------------------------------------------
                 McGladrey & Pullen, LLP

                 COUNSEL
                 ---------------------------------------------------------------
                 Shereff, Friedman, Hoffman & Goodman, LLP

                 BOARD OF TRUSTEES
                 ---------------------------------------------------------------
                 Herbert G. Chorbajian
                   Chairman, President and Chief Executive Officer
                   ALBANK, FSB, NY

                 Candace Cox
                   President
                   NYNEX Asset Management Co., NY

                 William Dannecker
                   President and Chief Executive Officer
                   Retirement System Group Inc., NY

                 Eugene C. Ecker
                   Pension and Group Insurance Consultant

                 Covington Hardee
                   Retired Chairman
                   The Lincoln Savings Bank, FSB, NY

                 Ralph L. Hodgkins, Jr.
                   Retired Chief Executive Officer
                   Mid Maine Savings Bank, FSB, Auburn, ME

                 Maurice E. Kinkade
                   Director of Development
                   Maplebrook School
                   President, KINCO Management

                 Willliam G. Lillis
                   Real Estate Consultant

                 William L. Schrauth
                   President and Chief Executive Officer
                   The Savings Banks of Utica, NY

                 William E. Swan
                   President and Chief Executive Officer
                   Lockport Savings Bank, NY

                 Raymond L. Willis
                   Private Investments

THE INFORMATION CONTAINED HEREIN SHALL NOT BE CONSTRUED TO BE OR CONSTITUTE AN OFFER OR SOLICITATION OF AN OFFER TO BUY UNITS IN THE RSI RETIREMENT TRUST. SALES OF UNITS IN THE TRUST MAY BE MADE ONLY IN THOSE STATES WHERE SUCH UNITS ARE EXEMPT FROM REGISTRATION OR HAVE BEEN QUALIFIED FOR SALE. TOTAL RETURNS ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. FUTURE PERFORMANCE AND UNIT NET ASSET VALUE WILL FLUCTUATE SO THAT UNITS, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

SEMI-ANNUAL
REPORT




[LOGO]
RSI RETIREMENT TRUST

CORE EQUITY FUND
VALUE EQUITY FUND
EMERGING GROWTH EQUITY FUND
INTERNATIONAL EQUITY FUND
ACTIVELY MANAGED BOND FUND
INTERMEDIATE-TERM BOND FUND
SHORT-TERM INVESTMENT FUND
DEDICATED BOND FUND


1997

   BROKER/DEALER

      [LOGO]

  RETIREMENT SYSTEM
  Distributors Inc.

    P.O. Box 2064
 Grand Central Station
New York, NY 10163-2064